UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Hong T. Le

SMALLCAP World Fund, Inc.

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

SMALLCAP World Fund® Semi-annual report for the six months ended March 31, 2024

We believe small
companies around
the world can provide
opportunities for
investors

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

SMALLCAP World Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2024:

	1 year	5 years	10 years

Class F-2 shares	15.80%	8.42%	8.16%
Class A shares (Reflecting 5.75% maximum sales charge)	8.84	6.86	7.23

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.77% for Class F-2 shares and 1.06% for Class A shares as of the prospectus dated December 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for SMALLCAP World Fund for the periods ended March 31, 2024, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/smcfx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Investment portfolio

23	Financial statements

27	Notes to financial statements

39	Financial highlights

Results at a glance

For periods ended March 31, 2024, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

SMALLCAP World Fund (Class F-2 shares)[2,3]	17.18%	15.80%	8.42%	8.16%	9.66%
SMALLCAP World Fund (Class A shares)[3]	17.03	15.48	8.13	7.87	9.39
MSCI All Country World Small Cap Index[4]	16.35	16.46	8.00	6.77	8.01

Past results are not predictive of results in future periods.

[1]	Lifetime returns are since April 30, 1990, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
[4]	The MSCI All Country World Small Cap Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Results reflect dividends net of withholding taxes. Because the index was not in existence when the fund’s Class A shares were first sold, cumulative returns through May 31, 1994, reflect the returns of the S&P Developed <$1.2 Billion Index. MSCI source: MSCI. S&P source: S&P Dow Jones Indices LLC.

SMALLCAP World Fund	1

Investment portfolio March 31, 2024	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	47.04%
Eurozone*	9.68
Japan	7.19
India	7.15
United Kingdom	4.65
Sweden	3.60
Canada	3.28
Switzerland	2.68
Taiwan	1.76
Other countries	9.45
Short-term securities & other assets less liabilities	3.52
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Slovenia and Spain.

Common stocks 95.50%	Shares	Value (000)
Industrials 23.28%
Saia, Inc.[1,2]	1,649,121	$964,736
Comfort Systems USA, Inc.[1]	2,049,176	651,044
Diploma PLC[1]	10,722,439	503,710
AZEK Co., Inc. (The), Class A1,2	8,505,282	427,135
Interpump Group SpA[1]	8,173,713	398,495
IMCD NV	2,114,286	372,601
Hensoldt AG1	7,748,295	363,126
XPO, Inc.[2]	2,842,812	346,908
Crane Co.	2,455,426	331,802
Stericycle, Inc.[1,2]	6,109,287	322,265
Kadant, Inc.[1]	895,218	293,721
VAT Group AG	553,191	286,640
ATS Corp.[1,2]	7,793,251	262,239
CBIZ, Inc.[1,2]	3,203,136	251,446
International Container Terminal Services, Inc.	44,009,076	248,953
BELIMO Holding AG	499,277	244,808
Arcosa, Inc.[1]	2,786,965	239,289
TransDigm Group, Inc.	190,000	234,004
ICF International, Inc.[1]	1,397,711	210,537
Trelleborg AB, Class B	5,782,697	206,857
Enpro, Inc.[1]	1,223,919	206,561
Wizz Air Holdings PLC[1,2]	7,274,650	197,039
Regal Rexnord Corp.	1,087,715	195,897
Armstrong World Industries, Inc.	1,566,385	194,576
Visional, Inc.[1,2]	3,127,230	189,022
Chart Industries, Inc.[2,3]	1,113,277	183,379
TFI International, Inc. (CAD denominated)	1,095,482	174,689
TFI International, Inc.	39,510	6,300
Willscot Mobile Mini Holdings Corp., Class A2	3,841,326	178,622
Carel Industries SpA[1]	8,068,454	177,140
MYR Group, Inc.[1,2]	974,748	172,287
CSW Industrials, Inc.	727,240	170,610
Harmonic Drive Systems, Inc.[1]	6,224,450	163,855
Applied Industrial Technologies, Inc.	829,363	163,841
Builders FirstSource, Inc.[2]	760,228	158,546
Enerpac Tool Group Corp., Class A1	4,347,380	155,028
RS Group PLC	15,999,012	146,764
KEI Industries, Ltd.	3,314,546	137,498
NIBE Industrier AB, Class B	27,664,941	135,843
Simpson Manufacturing Co., Inc.	657,421	134,890
Cleanaway Waste Management, Ltd.	75,279,081	133,431
Watsco, Inc.	300,000	129,591
Graco, Inc.	1,374,000	128,414

2	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Masco Corp.	1,625,000	$128,180
Addtech AB, Class B	5,442,314	123,957
FTAI Aviation, Ltd.	1,815,918	122,211
Munters Group AB	6,698,771	120,220
Fluidra, SA, non-registered shares	5,002,753	118,307
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	12,020,242	118,153
DO & CO AG, non-registered shares[1]	779,520	116,392
Japan Elevator Service Holdings Co., Ltd.[1]	7,125,300	113,530
Lifco AB, Class B	4,195,000	109,578
Rumo SA	23,640,000	104,922
Reliance Worldwide Corp., Ltd.	27,363,812	102,532
Weir Group PLC (The)	3,978,926	101,545
Copa Holdings, SA, Class A	948,945	98,842
McGrath RentCorp	779,414	96,156
Aalberts NV, non-registered shares	1,955,887	94,090
Johns Lyng Group, Ltd.[1]	22,207,565	92,763
Sulzer AG	751,946	91,466
InPost SA2	5,911,910	91,111
Arcadis NV, non-registered shares	1,470,359	90,022
Babcock International Group PLC	13,615,158	89,359
Lyft, Inc., Class A2	4,535,000	87,752
Volution Group PLC[1]	15,684,638	86,035
Qantas Airways, Ltd.[2]	23,878,620	84,805
Titagarh Rail Systems, Ltd.[1]	7,560,365	83,307
Instalco AB1	21,054,465	83,164
First Advantage Corp.[3]	5,124,280	83,116
Boyd Group Services, Inc.	383,312	81,046
Cargotec OYJ, Class B, non-registered shares	1,118,297	77,878
AutoStore Holdings, Ltd.[2]	42,284,182	77,819
VSE Corp.[1]	954,257	76,341
ManpowerGroup, Inc.	961,021	74,614
Alfen NV1,2,3	1,380,806	74,484
Daiseki Co., Ltd.[1]	3,056,982	73,607
IMI PLC	3,195,395	73,200
Casella Waste Systems, Inc., Class A2	723,405	71,523
SPX Technologies, Inc.[2]	556,772	68,555
MSC Industrial Direct Co., Inc., Class A	700,000	67,928
SHO-BOND Holdings Co., Ltd.	1,591,700	67,546
Kingspan Group PLC	724,000	65,971
Pluxee NV2	2,228,153	65,865
Japan Airport Terminal Co., Ltd.	1,668,304	65,352
Matson, Inc.	579,528	65,139
Dayforce, Inc.[2]	979,310	64,840
Miura Co., Ltd.	3,334,147	64,434
Montana Aerospace AG1,2	3,422,846	64,142
MISUMI Group, Inc.[3]	4,667,694	63,673
Bombardier, Inc., Class B2	1,472,378	63,208
Herc Holdings, Inc.	359,696	60,537
Trex Co., Inc.[2]	602,320	60,081
GMS, Inc.[2]	611,792	59,552
International Consolidated Airlines Group SA (CDI)[2]	26,494,000	59,104
Spirax-Sarco Engineering PLC	463,955	58,851
Melrose Industries PLC	6,786,734	57,648
GVS SpA[2]	8,720,038	56,916
Hammond Power Solutions, Inc., Class A	530,971	56,839
Hexcel Corp.	760,647	55,413
BayCurrent Consulting, Inc.	2,805,126	55,100
Inox Wind, Ltd.[2]	8,596,654	53,764
CCR SA, ordinary nominative shares	19,207,630	52,927
Judges Scientific PLC[1]	395,543	50,922
AirTAC International Group	1,454,000	50,884
TechnoPro Holdings, Inc.	2,446,578	50,069
IDEX Corp.	200,000	48,804
LIXIL Corp.[3]	3,907,700	48,453
Zhejiang Weixing New Building Materials Co., Ltd., Class A	22,352,304	47,597
NORMA Group SE, non-registered shares[1]	2,548,962	47,382
Engcon AB, Class B3	6,013,176	47,217
Marlowe PLC[1,2,3]	6,904,878	45,318
SPIE SA	1,179,247	44,299

SMALLCAP World Fund	3

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Howden Joinery Group PLC	3,679,646	$42,114
Concentrix Corp.	627,984	41,585
TELUS International (Cda), Inc., subordinate voting shares[2]	4,911,751	41,553
UFP Industries, Inc.	333,295	40,999
Voltronic Power Technology Corp.	789,000	40,432
INVISIO Communications AB	1,769,000	40,242
FTI Consulting, Inc.[2]	190,072	39,970
Adecco Group AG	996,415	39,399
Embraer SA2	5,690,100	37,791
MSA Safety, Inc.	195,200	37,789
Nexans SA	350,000	36,589
DL E&C Co., Ltd.	1,354,400	36,369
APi Group Corp.[2]	907,771	35,648
Atkore, Inc.	183,970	35,020
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[2,3]	3,864,724	28,676
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates[2,3]	5,426,254	3,963
Alaska Air Group, Inc.[2]	757,800	32,578
Fiverr International, Ltd.[2,3]	1,518,959	32,004
Ventia Services Group Pty, Ltd.	12,643,253	31,720
NCC, Ltd.	11,178,672	31,142
BWX Technologies, Inc.	301,745	30,965
Clarivate PLC[2,3]	4,051,650	30,104
Advanced Drainage Systems, Inc.	174,684	30,088
Indutrade AB	1,080,000	29,452
Upwork, Inc.[2]	2,385,553	29,247
Haitian International Holdings, Ltd.	9,717,791	28,246
Fasadgruppen Group AB1	3,969,905	26,963
SIS, Ltd.[2]	5,464,589	26,814
Beijer Ref AB, Class B3	1,783,220	26,488
Generac Holdings, Inc.[2]	207,989	26,236
Sinoseal Holding Co., Ltd., Class A	5,298,624	24,068
Chemring Group PLC	5,139,242	23,546
ESCO Technologies, Inc.	205,482	21,997
Grupa Pracuj SA3	1,300,000	21,936
easyJet PLC	3,000,000	21,613
Oshkosh Corp.	150,000	18,706
Norva24 Group AB2	7,776,331	18,525
Green Landscaping Group AB2	2,606,930	18,461
dip Corp.	1,014,850	18,443
Grafton Group PLC	1,437,900	18,188
MonotaRO Co., Ltd.	1,511,100	18,143
Burckhardt Compression Holding AG	28,900	18,106
Valmet OYJ[3]	668,554	17,592
Einride AB1,2,4,5	438,277	14,901
Vicor Corp.[2]	378,100	14,458
Storskogen Group AB, Class B	20,622,000	10,981
Fluence Energy, Inc., Class A2,3	505,532	8,766
Centre Testing International Group Co., Ltd.	4,177,551	7,387
AAON, Inc.	63,180	5,566
IndiaMart InterMesh, Ltd.	159,406	5,056
Textron, Inc.	35,000	3,358
Nitta Corp.	120,900	3,199
Delhivery Ltd.[2]	185,651	992
		17,384,670

Consumer discretionary 18.66%
TopBuild Corp.[1,2]	2,165,365	954,341
Evolution AB	4,867,793	605,108
CAVA Group, Inc.[1,2,3]	7,771,949	544,425
Tube Investments of India, Ltd.[1]	11,627,785	520,948
Floor & Decor Holdings, Inc., Class A2	3,987,895	516,911
Dollarama, Inc.	5,010,000	381,663
MakeMyTrip, Ltd.[1,2]	4,148,177	294,728
Wyndham Hotels & Resorts, Inc.	3,693,632	283,486
YETI Holdings, Inc.[1,2]	6,948,146	267,851
Wayfair, Inc., Class A2,3	3,848,801	261,257

4	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Light & Wonder, Inc.[2]	2,557,223	$261,067
Thor Industries, Inc.	2,155,644	252,943
Toll Brothers, Inc.	1,927,000	249,296
DraftKings, Inc., Class A2	5,346,439	242,782
Cavco Industries, Inc.[1,2]	605,885	241,784
KB Home	2,957,918	209,657
Global-E Online, Ltd.[2]	5,685,984	206,686
Boot Barn Holdings, Inc.[1,2]	2,105,494	200,338
Lennar Corp., Class A	1,058,458	182,033
Lennar Corp., Class B	21,169	3,264
Melco Resorts & Entertainment, Ltd. (ADR)[1,2]	25,676,292	185,126
Zalando SE, non-registered shares[2]	6,338,612	181,150
Williams-Sonoma, Inc.	500,000	158,765
Jumbo SA	5,421,500	156,168
Modine Manufacturing Co.[2]	1,618,723	154,086
Lottomatica Group SpA[1,2]	12,842,603	153,932
Skyline Champion Corp.[2]	1,790,000	152,168
Moncler SpA	2,015,000	150,389
Century Communities, Inc.	1,512,000	145,908
Bright Horizons Family Solutions, Inc.[2]	1,186,932	134,551
Levi Strauss & Co., Class A	6,625,378	132,441
Polaris, Inc.	1,285,000	128,654
Pool Corp.	317,700	128,192
Pets at Home Group PLC[1]	37,555,073	127,222
M.D.C. Holdings, Inc.	2,001,000	125,883
Ermenegildo Zegna NV	8,378,252	122,741
Five Below, Inc.[2]	676,022	122,617
Inchcape PLC	13,258,425	121,155
Installed Building Products, Inc.	464,759	120,247
Ollies Bargain Outlet Holdings, Inc.[2]	1,473,696	117,262
Domino’s Pizza Group PLC[1]	26,295,118	114,367
Jack in the Box, Inc.[1]	1,606,607	110,020
Norwegian Cruise Line Holdings, Ltd.[2]	5,237,662	109,624
Advance Auto Parts, Inc.	1,284,490	109,297
Games Workshop Group PLC	811,891	102,883
Kontoor Brands, Inc.	1,686,394	101,605
LGI Homes, Inc.[2]	846,202	98,473
Helen of Troy, Ltd.[2]	853,838	98,396
Skechers USA, Inc., Class A2	1,600,000	98,016
Rusta AB1,2	12,097,935	95,210
Mattel, Inc.[2]	4,700,000	93,107
MRF, Ltd.	55,180	88,251
Domino’s Pizza, Inc.	176,500	87,699
Watches of Switzerland Group PLC[1,2]	19,161,446	86,726
Asbury Automotive Group, Inc.[2]	361,691	85,280
Golden Entertainment, Inc.[1]	2,254,271	83,025
D.R. Horton, Inc.	490,000	80,630
Auction Technology Group PLC[1,2]	9,694,672	75,619
Murphy USA, Inc.	175,000	73,360
Steven Madden, Ltd.	1,710,595	72,324
Malibu Boats, Inc., Class A1,2	1,649,000	71,369
XPEL, Inc.[2]	1,275,220	68,887
DPC Dash, Ltd.[1,2]	10,400,586	66,641
Dometic Group AB	8,226,903	66,513
MGM China Holdings, Ltd.	39,776,800	66,473
Shoei Co., Ltd.[1,3]	4,291,700	63,874
Meritage Homes Corp.	353,400	62,008
Nien Made Enterprise Co., Ltd.	5,556,449	61,027
Brunello Cucinelli SpA	532,326	60,876
International Game Technology PLC	2,627,280	59,350
WH Smith PLC	3,570,000	59,342
ABC-Mart, Inc.	3,060,300	58,596
Entain PLC	5,635,173	56,715
Trainline PLC[2]	11,779,700	55,070
Beazer Homes USA, Inc.[1,2]	1,659,813	54,442
Cairn Homes PLC	31,452,000	54,155
Camping World Holdings, Inc., Class A	1,907,629	53,127
RH2	150,000	52,239
Jiumaojiu International Holdings, Ltd.[1,3]	72,421,531	52,186

SMALLCAP World Fund	5

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Nifco, Inc.	2,030,500	$51,789
Darden Restaurants, Inc.	303,300	50,697
On Holding AG, Class A2	1,416,461	50,114
Flutter Entertainment PLC[2]	251,536	49,676
Puuilo OYJ	4,124,072	44,070
Salvatore Ferragamo SpA[3]	3,552,043	43,188
B&M European Value Retail SA	6,257,481	43,107
Aditya Vision, Ltd.[1,6]	751,964	30,980
Aditya Vision, Ltd.[1]	273,548	11,270
Six Flags Entertainment Corp.[2]	1,514,000	39,849
VF Corp.	2,573,562	39,478
Ariston Holding NV3	6,998,981	39,302
Lojas Renner SA	11,564,503	39,152
Macy’s, Inc.	1,900,000	37,981
Central Automotive Products, Ltd.	907,800	34,482
Peloton Interactive, Inc., Class A2	7,742,528	33,177
Compagnie Plastic Omnium SA	2,472,513	32,223
Genda, Inc.[2,3]	1,531,700	32,024
Victoria PLC[1,2]	9,200,079	30,713
Haichang Ocean Park Holdings, Ltd.[2,3]	308,116,000	30,312
Mitra Adiperkasa Tbk PT	255,255,500	29,301
Fielmann Group AG	629,235	28,892
Worthington Enterprises, Inc.	457,502	28,470
OneSpaWorld Holdings, Ltd.[2]	2,150,518	28,451
EIH, Ltd.	5,146,682	27,738
Fox Factory Holding Corp.[2]	530,786	27,638
Tsuburaya Fields Holdings, Inc.	2,444,600	27,534
Devyani International, Ltd.[2]	15,000,000	27,059
Planet Fitness, Inc., Class A2	430,000	26,931
Adtalem Global Education, Inc.[2]	494,000	25,392
MasterCraft Boat Holdings, Inc.[1,2]	975,083	23,129
OneWater Marine, Inc., Class A2	754,805	21,248
Barratt Developments PLC	3,315,285	19,901
Wendy’s Co.	1,056,138	19,898
Pet Valu Holdings, Ltd.[3]	850,263	19,873
NOK Corp.[3]	1,376,100	19,026
Dowlais Group PLC	18,744,290	18,453
MIPS AB	543,100	17,809
Caesars Entertainment, Inc.[2]	400,000	17,496
ThredUp, Inc., Class A2,3	8,707,600	17,415
First Watch Restaurant Group, Inc.[2]	670,820	16,516
Traeger, Inc.[1,2]	6,499,660	16,444
Vail Resorts, Inc.	71,000	15,821
Elior Group SA2,3	5,807,012	15,512
Nordstrom, Inc.	760,000	15,405
Red Rock Resorts, Inc., Class A	254,357	15,216
Momo.com, Inc.	1,235,064	14,935
Bosideng International Holdings, Ltd.	28,180,000	14,078
Hasbro, Inc.	207,866	11,749
Royal Caribbean Cruises, Ltd.[2]	78,017	10,845
Bafang Electric (Suzhou) Co., Ltd., Class A	1,847,270	9,465
Balkrishna Industries, Ltd.	311,475	8,654
Goodyear Tire & Rubber Co.[2]	558,712	7,671
Sanrio Co., Ltd.[2]	363,900	7,261
StockX, Inc.[2,4,5]	161,790	5,451
Brilliant Earth Group, Inc., Class A2,3	929,849	2,780
BNN Technology PLC[1,2,4]	19,007,000	—	[7]
		13,929,068

Information technology 15.86%
Kokusai Electric Corp.[1,3]	18,346,883	507,818
eMemory Technology, Inc.[1]	5,251,919	408,620
MKS Instruments, Inc.	2,834,126	376,939
Insight Enterprises, Inc.[1,2]	1,817,987	337,273
ALTEN SA, non-registered shares[1]	2,068,377	301,695
Fabrinet, non-registered shares[2]	1,558,726	294,630
Global Unichip Corp.[1]	6,780,000	263,756
Kulicke and Soffa Industries, Inc.[1]	4,699,380	236,426

6	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Dexerials Corp.[1]	5,161,500	$228,002
Softcat PLC[1]	11,087,237	222,221
Reply SpA	1,556,586	220,327
SHIFT, Inc.[1,2,3]	1,382,600	216,596
Socionext, Inc.[3]	7,590,690	212,608
Maruwa Co., Ltd.[1]	989,700	211,826
Smartsheet, Inc., Class A2	5,482,636	211,081
Pegasystems, Inc.	3,261,026	210,793
GitLab, Inc., Class A2	3,479,717	202,937
SUMCO Corp.[3]	12,685,758	201,708
Money Forward, Inc.[1,2]	4,350,987	192,084
DoubleVerify Holdings, Inc.[2]	4,898,885	172,245
Impinj, Inc.[2]	1,303,998	167,446
Tokyo Seimitsu Co., Ltd.	2,004,200	161,191
Globant SA2	790,705	159,643
Rogers Corp.[1,2]	1,302,532	154,598
Silicon Laboratories, Inc.[2]	1,056,242	151,803
Coforge, Ltd.	2,296,729	151,526
Confluent, Inc., Class A2	4,796,244	146,381
Vitec Software Group AB, Class B	2,790,783	144,962
Viavi Solutions, Inc.[1,2]	15,105,376	137,308
Lumine Group, Inc., subordinate voting shares[2]	5,119,253	135,337
Jentech Precision Industrial Co., Ltd.[2]	4,683,000	134,768
Novanta, Inc.[2]	755,395	132,020
ASMPT, Ltd.	10,016,300	125,925
Disco Corp.	314,100	118,664
ULVAC, Inc.	1,814,800	118,193
RingCentral, Inc., Class A2	3,347,328	116,286
Bytes Technology Group PLC[1]	17,943,078	115,725
Alkami Technology, Inc.[2]	4,679,907	114,985
Wolfspeed, Inc.[2]	3,859,375	113,852
MACOM Technology Solutions Holdings, Inc.[2]	1,140,000	109,030
Credo Technology Group Holding, Ltd.[2]	5,005,137	106,059
Lagercrantz Group AB, Class B	6,893,075	105,483
Semtech Corp.[1,2]	3,800,646	104,480
PAR Technology Corp.[1,2,3]	1,520,057	68,950
PAR Technology Corp.[1,2,5]	838,810	34,814
Topicus.com, Inc., subordinate voting shares	1,139,308	102,059
Keywords Studios PLC[1]	5,844,946	96,051
Power Integrations, Inc.	1,316,654	94,207
Monday.com, Ltd.[2]	405,134	91,508
Tanla Platforms, Ltd.[1]	9,190,777	90,329
Megaport, Ltd.[1,2]	9,161,000	89,487
Technoprobe SpA[2]	9,782,070	88,860
SINBON Electronics Co., Ltd.	10,272,092	88,587
MongoDB, Inc., Class A2	240,100	86,109
INFICON Holding AG	57,443	83,950
Tri Chemical Laboratories, Inc.[1,3]	2,580,900	83,115
Nova, Ltd.[2]	450,868	79,975
LEM Holding SA	40,600	76,802
Mastek, Ltd.[1]	2,448,446	74,655
CCC Intelligent Solutions Holdings, Inc.[2]	5,503,900	65,827
VisEra Technologies Co., Ltd.	6,970,606	65,778
Astera Labs, Inc.[2,3]	884,100	65,591
Nordic Semiconductor ASA[2]	8,215,116	64,925
CDW Corp.	250,000	63,945
Qorvo, Inc.[2]	539,004	61,894
Taiyo Yuden Co., Ltd.[3]	2,569,200	61,523
Lotes Co., Ltd.[2]	1,389,000	60,762
nCino, Inc.[2]	1,623,943	60,703
Aixtron SE	2,263,071	59,817
Freshworks, Inc., Class A2	3,257,074	59,311
Hamamatsu Photonics KK	1,629,250	57,612
Clearwater Analytics Holdings, Inc., Class A2	3,051,500	53,981
Riskified, Ltd., Class A2	9,774,367	52,879
Okta, Inc., Class A2	500,000	52,310
Accton Technology Corp.	3,603,000	52,125
SentinelOne, Inc., Class A2	2,209,961	51,514
King Slide Works Co., Ltd.[2]	1,260,000	49,213

SMALLCAP World Fund	7

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Amano Corp.[3]	1,641,700	$41,991
Esker SA	200,362	40,271
GFT Technologies SE1	1,352,818	39,406
BlackLine, Inc.[2]	595,000	38,425
Endava PLC, Class A (ADR)[2]	987,200	37,553
Aspen Technology, Inc.[2]	175,140	37,354
HPSP Co., Ltd.	935,751	36,909
Kainos Group PLC	3,020,393	36,807
Guidewire Software, Inc.[2]	311,794	36,389
Cognex Corp.	824,523	34,976
Trimble, Inc.[2]	530,000	34,111
Clear Secure, Inc., Class A	1,600,000	34,032
Riken Keiki Co., Ltd.[3]	1,335,900	33,755
Nemetschek SE	339,710	33,615
SmartCraft ASA, Class A1,2	13,721,780	32,736
Kingboard Laminates Holdings, Ltd.[3]	42,869,026	31,713
BE Semiconductor Industries NV	201,885	30,906
Bentley Systems, Inc., Class B	584,744	30,535
Xiamen Faratronic Co., Ltd., Class A	2,157,156	29,512
Dock, Ltd.[2,4,5]	4,318,937	29,326
Nayax, Ltd.[2]	1,075,000	28,652
Unity Software, Inc.[2]	1,016,503	27,141
Nippon System Development Co., Ltd.	1,378,300	27,096
Zuken, Inc.	866,100	25,775
Alarm.com Holdings, Inc.[2]	351,000	25,437
Alphawave IP Group PLC[2]	11,358,734	25,089
Flex, Ltd.[2]	864,808	24,742
Hirose Electric Co., Ltd.[3]	210,700	21,553
Noventiq Holdings PLC (GDR)[1,2,4,8]	17,110,290	21,438
Noventiq Holdings PLC (GDR)[1,2,4]	16,060	20
OVH Groupe SAS[2,3]	1,952,179	20,387
EPAM Systems, Inc.[2]	71,760	19,817
VusionGroup[2,3]	125,243	19,268
SiTime Corp.[2]	204,315	19,048
Crane NXT, Co.	299,574	18,544
JustSystems Corp.[3]	780,500	13,761
HashiCorp, Inc., Class A2	495,316	13,349
ON Semiconductor Corp.[2]	167,850	12,345
Entegris, Inc.	79,014	11,105
Zebra Technologies Corp., Class A2	36,300	10,942
Yubico AB2	600,000	10,684
E Ink Holdings, Inc.	1,492,000	10,676
Basler AG, non-registered shares[3]	783,794	9,132
Teradata Corp.[2]	234,529	9,069
Procore Technologies, Inc.[2]	109,368	8,987
AAC Technologies Holdings, Inc.[3]	2,629,000	8,817
Parade Technologies, Ltd.	277,000	8,084
LandMark Optoelectronics Corp.	1,877,000	7,947
JFrog, Ltd.[2]	178,400	7,889
Soitec[2]	72,600	7,511
A&D HOLON Holdings Co., Ltd.	322,100	6,171
Patreon, Inc., Class B2,4,5	189,951	5,634
Sensirion Holding AG2,3	57,416	4,246
Yotpo, Ltd.[2,4,5]	2,620,102	3,721
Foursquare Labs, Inc., Series A2,4,5	1,970,385	3,015
Cherry SE2,3	1,135,396	1,972
		11,843,804

Financials 11.80%
Ares Management Corp., Class A	5,174,776	688,142
Essent Group, Ltd.[1]	7,604,853	452,565
Janus Henderson Group PLC[1]	8,281,802	272,388
Eurobank Ergasias Services and Holdings SA2	140,712,449	270,521
Affirm Holdings, Inc., Class A2	7,197,586	268,182
360 ONE WAM, Ltd.[1]	28,699,584	232,480
RenaissanceRe Holdings, Ltd.	952,200	223,796
National Bank of Greece SA2	28,487,135	223,001
AU Small Finance Bank, Ltd.	29,186,923	197,723

8	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Banco del Bajio, SA	48,710,249	$189,866
Canara Bank	26,212,776	182,620
Steadfast Group, Ltd.	47,626,539	182,491
HDFC Asset Management Co., Ltd.	3,962,374	178,354
Wintrust Financial Corp.	1,638,085	171,000
Cholamandalam Investment and Finance Co., Ltd.	12,066,326	167,332
VZ Holding AG	1,363,495	166,308
Glacier Bancorp, Inc.	3,598,900	144,964
BFF Bank SpA[1]	10,338,357	138,304
Kinsale Capital Group, Inc.	257,620	135,184
Goosehead Insurance, Inc., Class A1,2	1,951,952	130,039
PB Fintech, Ltd.[2]	9,122,194	122,965
Asia Commercial Joint Stock Bank	97,494,700	119,907
AUB Group, Ltd.[1]	6,016,346	116,597
Stifel Financial Corp.	1,477,350	115,484
StepStone Group, Inc., Class A	3,168,760	113,252
IIFL Finance, Ltd.[1]	27,053,256	110,318
TMX Group, Ltd.[3]	4,173,562	110,089
SouthState Corp.	1,217,030	103,484
Aptus Value Housing Finance India, Ltd.[1]	26,479,833	98,153
JB Financial Group Co., Ltd.	9,674,196	94,856
Victory Capital Holdings, Inc., Class A	2,221,954	94,278
PagSeguro Digital, Ltd., Class A2	6,492,200	92,709
Banca Generali SpA	2,328,237	92,485
Trupanion, Inc.[1,2]	3,225,046	89,044
EVERTEC, Inc.	2,199,027	87,741
Patria Investments, Ltd., Class A	5,899,745	87,552
Skyward Specialty Insurance Group, Inc.[1,2]	2,212,423	82,767
Paymentus Holdings, Inc., Class A2	3,224,500	73,357
Max Financial Services, Ltd.[2]	5,971,000	71,750
Flywire Corp.[2]	2,713,564	67,324
Fukuoka Financial Group, Inc.[3]	2,500,000	66,819
Five-Star Business Finance, Ltd.[2]	7,681,836	66,265
Radian Group, Inc.	1,961,287	65,644
NMI Holdings, Inc.[2]	1,947,841	62,993
East West Bancorp, Inc.	796,201	62,987
Webster Financial Corp.	1,237,479	62,827
Hilltop Holdings, Inc.	2,000,000	62,640
Bridgepoint Group PLC	18,838,770	61,869
City Union Bank, Ltd.	36,608,696	59,323
Selective Insurance Group, Inc.	535,682	58,480
Artisan Partners Asset Management, Inc., Class A	1,277,000	58,448
SiriusPoint, Ltd.[2]	4,500,000	57,195
Bolsa Mexicana de Valores, SAB de CV, Series A	25,669,735	57,162
Euronext NV	585,333	55,697
Nova Ljubljanska Banka dd (GDR)	2,365,833	55,387
Capitec Bank Holdings, Ltd.	482,170	53,354
Remgro, Ltd.	8,174,140	52,700
Marqeta, Inc., Class A2	8,510,552	50,723
XP, Inc., Class A	1,867,000	47,907
Boku, Inc.[1,2,5]	20,461,639	47,648
AssetMark Financial Holdings, Inc.[2]	1,311,713	46,448
Regional, SAB de CV, Class A	4,656,646	45,851
Alpha Services and Holdings SA2	26,000,000	45,722
Antin Infrastructure Partners SA	3,104,958	45,021
GMO Payment Gateway, Inc.	698,200	44,462
Angel One, Ltd.	1,162,180	42,431
Qualitas Controladora, SAB de CV	3,565,500	41,490
Oscar Health, Inc., Class A2	2,751,000	40,907
Moelis & Co., Class A	719,000	40,818
Aditya Birla Capital, Ltd.[2]	18,601,312	39,120
FP Partner, Inc.[3]	922,100	38,984
Comerica, Inc.	706,621	38,857
EFG International AG	3,000,000	37,456
Vontobel Holding AG	584,093	35,427
AvidXchange Holdings, Inc.[2]	2,445,867	32,163
Premium Group Co., Ltd.[1]	2,360,400	32,136
OneMain Holdings, Inc.	621,054	31,730
Norion Bank AB2	7,161,000	31,242

SMALLCAP World Fund	9

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Banc of California, Inc.	1,952,543	$29,698
Pine Labs Pte., Ltd.[2,4,5]	76,998	28,278
Home First Finance Company India, Ltd.	2,395,000	25,781
AJ Bell PLC	6,663,857	25,434
Euronet Worldwide, Inc.[2]	215,486	23,688
Aavas Financiers, Ltd.[2]	1,446,365	22,816
Haci Ömer Sabanci Holding AS	8,850,294	22,584
Hellenic Exchanges - Athens Stock Exchange SA1	3,500,000	20,617
Columbia Banking System, Inc.	1,063,800	20,585
Enstar Group, Ltd.[2]	66,000	20,510
PT Bank Syariah Indonesia Tbk	109,635,200	18,739
Live Oak Bancshares, Inc.	448,766	18,628
Optima Bank SA2	2,026,588	18,016
Redwood Trust, Inc. REIT	2,562,000	16,320
JTC PLC	1,573,273	16,303
Houlihan Lokey, Inc., Class A	112,959	14,480
Linc AB2	2,358,208	13,791
Hamilton Lane, Inc., Class A	86,234	9,724
Funding Circle Holdings PLC[2]	14,713,073	8,078
		8,809,775

Health care 11.79%
Molina Healthcare, Inc.[2]	2,010,286	825,886
Max Healthcare Institute, Ltd.	46,831,760	460,386
DexCom, Inc.[2]	2,167,000	300,563
Bachem Holding AG3	3,097,235	296,725
Ensign Group, Inc. (The)	2,316,667	288,240
Haemonetics Corp.[1,2]	2,848,692	243,136
Xenon Pharmaceuticals, Inc.[1,2]	5,156,666	221,994
Centene Corp.[2]	2,825,674	221,759
Shockwave Medical, Inc.[2]	585,000	190,494
SCHOTT Pharma AG & Co. KGaA, non-registered shares[3]	4,402,051	188,066
Vaxcyte, Inc.[2]	2,737,778	187,018
Integra LifeSciences Holdings Corp.[1,2]	5,141,763	182,276
Legend Biotech Corp. (ADR)[2]	3,148,299	176,588
iRhythm Technologies, Inc.[2]	1,506,397	174,742
Insulet Corp.[2]	963,534	165,150
Penumbra, Inc.[2]	713,902	159,329
Tandem Diabetes Care, Inc.[1,2]	4,219,796	149,423
Zealand Pharma A/S2	1,484,886	146,366
Structure Therapeutics, Inc. (ADR)[1,2]	3,353,259	143,721
agilon health, Inc.[1,2]	22,275,155	135,878
Masimo Corp.[2]	911,523	133,857
Amplifon SpA	3,336,457	121,664
Glenmark Pharmaceuticals, Ltd.	9,790,962	112,516
Ambu AS, Class B, non-registered shares[2]	6,784,793	111,430
BONESUPPORT Holding AB1,2	5,204,426	110,857
Asahi Intecc Co., Ltd.	6,170,000	107,378
Laurus Labs, Ltd.	22,072,758	103,837
DiaSorin Italia SpA	1,049,035	101,292
CONMED Corp.	1,254,308	100,445
Aster DM Healthcare, Ltd.[2]	19,680,524	96,583
ICON PLC[2]	281,109	94,439
Denali Therapeutics, Inc.[2]	2,512,759	51,562
Denali Therapeutics, Inc.[2,5]	1,756,500	36,043
Ascendis Pharma AS (ADR)[2]	579,165	87,552
Hypera SA, ordinary nominative shares	12,076,774	79,293
IDEAYA Biosciences, Inc.[2]	1,778,740	78,051
CRISPR Therapeutics AG2,3	1,129,671	76,998
Laboratorios Farmaceuticos Rovi, SA non-registered shares[2]	876,925	76,537
Bangkok Chain Hospital PCL[1]	129,992,100	73,406
Ypsomed Holding AG	169,062	67,580
Amvis Holdings, Inc.	3,944,200	67,378
Hapvida Participações e Investimentos SA2	84,767,396	62,535
Phreesia, Inc.[2]	2,593,063	62,052
Exact Sciences Corp.[2]	890,000	61,463
Zai Lab, Ltd. (ADR)[2,3]	3,099,662	49,657
Zai Lab, Ltd.[2,3]	6,462,500	10,651

10	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Sana Biotechnology, Inc.[2,3]	5,881,106	$58,811
Silk Road Medical, Inc.[1,2]	3,111,730	57,007
EBOS Group, Ltd.[3]	2,742,515	56,119
Encompass Health Corp.	669,983	55,327
Glaukos Corp.[2]	550,322	51,890
NovoCure, Ltd.[2]	3,046,105	47,611
KRKA, dd, Novo mesto	335,262	46,478
Surgical Science Sweden AB1,2	3,271,137	46,359
Doximity, Inc., Class A2	1,714,707	46,143
SKAN Group AG	478,788	45,179
Genus PLC	2,002,516	44,610
Zentalis Pharmaceuticals, Inc.[2]	2,819,664	44,438
Insmed, Inc.[2]	1,620,814	43,973
Gubra AS1,2	1,031,251	43,405
Establishment Labs Holdings, Inc.[2,3]	841,142	42,814
Poly Medicure, Ltd.	2,164,847	41,250
Biohaven, Ltd.[2]	749,881	41,011
BridgeBio Pharma, Inc.[2,5]	965,653	29,858
BridgeBio Pharma, Inc.[2]	344,828	10,662
Nakanishi, Inc.	2,596,500	40,393
Angelalign Technology, Inc.[3]	4,071,200	39,116
Fisher & Paykel Healthcare Corp., Ltd.	2,510,000	38,465
Ionis Pharmaceuticals, Inc.[2,3]	839,463	36,391
Revance Therapeutics, Inc.[1,2]	7,384,192	36,330
Natera, Inc.[2]	396,421	36,257
Jeisys Medical, Inc.[1,2]	6,111,982	36,138
Innovent Biologics, Inc.[2]	6,938,500	33,421
Globus Medical, Inc., Class A2	574,500	30,816
10x Genomics, Inc., Class A2	793,300	29,773
Chemed Corp.	42,000	26,961
Netcare, Ltd.	41,309,137	25,933
Immunovant, Inc.[2]	780,367	25,214
AbCellera Biologics, Inc.[2,3]	5,480,000	24,824
Pacific Biosciences of California, Inc.[2]	6,503,749	24,389
J. B. Chemicals & Pharmaceuticals, Ltd.	1,160,422	22,963
WuXi XDC Cayman, Inc.[2]	9,785,500	22,879
CUC, Inc.[2,3]	1,280,000	22,855
Incyte Corp.[2]	396,000	22,560
XVIVO Perfusion AB2	875,634	22,496
SUNWELS Co., Ltd.[3]	1,214,800	22,004
Entero Healthcare Solutions, Ltd.[2]	1,121,544	13,278
Entero Healthcare Solutions, Ltd.[2,6]	660,188	7,817
Alnylam Pharmaceuticals, Inc.[2]	137,700	20,579
Pliant Therapeutics, Inc.[2]	1,377,327	20,522
Nxera Pharma Co., Ltd.[2,3]	1,841,200	20,215
Medmix AG	1,113,977	19,788
Ocumension Therapeutics[2]	26,250,600	19,386
Siegfried Holding AG2	17,908	18,288
KalVista Pharmaceuticals, Inc.[2]	1,464,606	17,370
Krystal Biotech, Inc.[2]	97,147	17,285
Nykode Therapeutics ASA[2]	12,000,000	16,569
Nordhealth AS, Class A1,2	5,120,000	14,525
Arrowhead Pharmaceuticals, Inc.[2]	479,106	13,702
Classys, Inc.	495,238	12,986
Ventyx Biosciences, Inc.[2,3]	2,354,149	12,948
Guardant Health, Inc.[2]	604,241	12,465
AS ONE Corp.[3]	687,000	12,054
Cerevel Therapeutics Holdings, Inc., Class A2	253,495	10,715
Schrodinger, Inc.[2]	340,000	9,180
Galapagos NV2	278,488	8,887
CompuGroup Medical SE & Co. KGaA	278,870	8,581
ChemoMetec A/S	120,036	7,358
Cellectis SA (ADR)[2,3]	1,848,804	4,899
Cellectis SA, non-registered shares[2,3]	760,997	2,043
Tecan Group AG	12,512	5,186

SMALLCAP World Fund	11

Common stocks (continued)	Shares	Value (000)
Health care (continued)
R1 RCM, Inc.[2]	342,700	$4,414
Seer, Inc., Class A2	2,056,000	3,906
KRY International AB, Series A2,4,5	19,744	2,895
		8,803,760

Materials 3.58%
APL Apollo Tubes, Ltd.[1]	15,000,735	269,061
Lundin Mining Corp.[3]	26,151,412	267,586
Materion Corp.[1]	1,211,703	159,642
Sumitomo Bakelite Co., Ltd.[1]	4,762,000	145,584
Fujimi, Inc.[1,3]	5,315,900	123,609
LANXESS AG1	4,523,825	121,086
Nissan Chemical Corp.[3]	2,730,800	103,275
Jindal Steel & Power, Ltd.	10,041,809	102,239
Tronox Holdings PLC	5,860,972	101,688
Zeon Corp.	10,918,100	95,276
Resonac Holdings Co., Ltd.[3]	3,891,600	93,215
ATI, Inc.[2]	1,781,894	91,180
Alcoa Corp.	2,504,737	84,635
Arcadium Lithium PLC[2,3]	18,855,661	81,268
Sandstorm Gold, Ltd.	14,414,571	75,676
H.B. Fuller Co.	866,200	69,071
CCL Industries, Inc., Class B, nonvoting shares	1,299,900	66,437
Huhtamäki OYJ	1,500,000	62,838
Ramkrishna Forgings, Ltd.	6,539,348	54,199
Kansai Paint Co., Ltd.[3]	3,244,600	46,639
Element Solutions, Inc.	1,782,500	44,527
Cabot Corp.	473,257	43,634
MEC Co., Ltd.[1]	1,605,600	43,327
PI Industries, Ltd.	888,841	41,217
SOL SpA	1,098,123	39,273
Anupam Rasayan India, Ltd.	3,104,000	32,396
Yamato Kogyo Co., Ltd.[3]	546,400	31,002
Mayr-Melnhof Karton AG, non-registered shares	226,797	28,236
NV Bekaert SA	476,866	24,458
Summit Materials, Inc., Class A2	492,061	21,931
Umicore SA	936,935	20,211
Major Drilling Group International, Inc.[2]	3,025,000	20,099
Labrador Iron Ore Royalty Corp.[3]	822,000	17,526
Asahi Yukizai Corp.[3]	491,200	17,133
Vinati Organics, Ltd.	943,000	16,628
Gerdau SA (ADR)	2,112,075	9,335
Aluflexpack AG2,3	410,000	6,901
China Resources Building Materials Technology Holdings, Ltd.	15,136,000	2,301
		2,674,339

Consumer staples 3.45%
Emmi AG1	318,222	315,805
Grocery Outlet Holding Corp.[1,2]	7,864,766	226,348
Simply Good Foods Co.[1,2]	5,897,845	200,704
Redcare Pharmacy NV, non-registered shares[1,2]	1,037,616	169,762
Freshpet, Inc.[2,3]	1,297,356	150,312
Celsius Holdings, Inc.[2]	1,684,242	139,657
Varun Beverages, Ltd.	8,256,179	138,450
BBB Foods, Inc., Class A2	5,054,007	120,184
Royal Unibrew A/S	1,664,484	109,949
BJ’s Wholesale Club Holdings, Inc.[2]	1,106,224	83,686
Kotobuki Spirits Co., Ltd.	6,240,400	79,025
John B. Sanfilippo & Son, Inc.	745,776	78,993
Performance Food Group Co.[2]	928,000	69,266
Bakkafrost P/F	943,463	60,571
Scandinavian Tobacco Group A/S	2,949,685	52,817
ODDITY Tech, Ltd., Class A2,3	1,054,343	45,811
Ocado Group PLC[2]	7,972,791	45,796
Fever-Tree Drinks PLC	2,980,738	45,183
Raia Drogasil SA, ordinary nominative shares	7,187,050	39,221
Yamazaki Baking Co., Ltd.	1,416,400	36,687
United Spirits, Ltd.	2,672,208	36,341

12	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
TreeHouse Foods, Inc.[2]	866,874	$33,765
Radico Khaitan, Ltd.	1,499,109	31,055
Honasa Consumer, Ltd.[2]	5,760,028	27,791
COSMOS Pharmaceutical Corp.	287,909	27,520
Proya Cosmetics Co., Ltd., Class A	2,061,520	27,377
Fresh Del Monte Produce, Inc.	1,028,000	26,636
AAK AB	1,081,159	25,696
Humble Group AB1,2	28,000,000	24,720
Avenue Supermarts, Ltd.[2]	417,313	22,644
Milbon Co., Ltd.	883,406	18,534
Century Pacific Food, Inc.	25,901,000	18,430
First Pacific Co., Ltd.	35,296,000	17,768
Lotus Bakeries NV2	1,605	15,497
PZ Cussons PLC	9,688,258	10,969
DocMorris AG2,3	54,100	5,432
Beyond Meat, Inc.[2]	73,395	608
		2,579,010

Communication services 2.46%
JCDecaux SE2	9,608,003	186,581
Hemnet Group AB1	5,572,602	170,656
Lions Gate Entertainment Corp., Class B2	16,322,940	151,967
Indosat Tbk PT	214,444,701	151,146
Frontier Communications Parent, Inc.[2]	5,713,739	139,987
CTS Eventim AG & Co. KGaA	1,520,141	135,218
Nippon Television Holdings, Inc.	5,525,632	84,666
Nexstar Media Group, Inc.	480,736	82,826
Rightmove PLC	10,786,575	74,824
JYP Entertainment Corp.	1,256,220	67,278
New York Times Co., Class A	1,500,000	64,830
Cogent Communications Holdings, Inc.	981,623	64,129
Ubisoft Entertainment SA2,3	2,777,048	58,437
Iridium Communications, Inc.	1,000,000	26,160
Iridium Communications, Inc.[8]	636,132	16,641
Future PLC	5,479,773	42,397
TIM SA	9,933,314	35,254
YouGov PLC	2,641,404	33,339
IHS Holding, Ltd.[2,3]	8,996,061	31,756
Schibsted ASA, Class A	978,755	31,265
Paradox Interactive AB	1,761,934	30,962
Kadokawa Corp.[3]	1,355,700	23,750
Toei Animation Co., Ltd.[3]	1,141,000	23,366
Airtel Africa PLC	16,190,342	21,620
JOYY, Inc., Class A (ADR)	592,383	18,216
Gogo, Inc.[2]	1,490,155	13,084
PLAYSTUDIOS, Inc., Class A2	4,500,000	12,510
PROTO Corp.[3]	1,260,200	11,929
Playtika Holding Corp.	1,322,983	9,327
MTN Group, Ltd.	1,458,066	7,216
4imprint Group PLC	82,573	6,608
Nextdoor Holdings, Inc., Class A2,3	1,315,268	2,959
Boat Rocker Media, Inc.[2]	2,501,200	1,662
		1,832,566

Energy 2.37%
MEG Energy Corp.[2]	12,893,305	296,026
Vallourec SA1,2,3	13,141,385	243,854
Transocean, Ltd.[2]	22,914,834	143,905
New Fortress Energy, Inc., Class A3	4,464,500	136,569
Weatherford International[2]	1,181,677	136,389
Viper Energy, Inc., Class A	3,536,827	136,026
Borr Drilling, Ltd.[2,3]	7,195,448	49,289
Borr Drilling, Ltd. (NOK denominated)	4,820,054	30,634
Diamond Offshore Drilling, Inc.[1,2]	5,802,737	79,149
United Tractors Tbk PT	47,830,900	72,930
Championx Corp.	2,025,494	72,695
Cactus, Inc., Class A	1,293,233	64,778
Gaztransport & Technigaz SA	338,912	50,641

SMALLCAP World Fund	13

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Vista Energy, SAB de CV, Class A (ADR)[2]	1,094,900	$45,307
Helmerich & Payne, Inc.	1,043,270	43,880
Range Resources Corp.	1,000,000	34,430
Headwater Exploration, Inc.[3]	5,105,000	28,907
Savannah Energy PLC[1,2,4]	96,128,672	28,670
Aegis Logistics, Ltd.	5,062,517	27,112
DT Midstream, Inc.	356,000	21,752
Pason Systems, Inc.	1,596,000	18,428
Chesapeake Energy Corp.	74,200	6,591
Golar LNG, Ltd.	192,308	4,627
		1,772,589

Real estate 1.80%
Embassy Office Parks REIT	46,985,321	208,222
Altus Group, Ltd.[1]	3,672,544	140,660
Safestore Holdings PLC[1]	11,013,693	104,883
Corp. Inmobiliaria Vesta, SAB de CV3	23,866,524	93,129
Corp. Inmobiliaria Vesta, SAB de CV (ADR)[3]	253,400	9,943
DigitalBridge Group, Inc., Class A	3,569,934	68,793
Macrotech Developers, Ltd.	4,314,436	58,758
IWG PLC	22,777,555	55,456
Fibra Uno Administración REIT, SA de CV	29,659,421	49,258
ESR-Logos REIT	222,463,669	48,603
StorageVault Canada, Inc.	12,699,447	48,377
Phoenix Mills, Ltd. (The)	1,423,116	47,484
Four Corners Property Trust, Inc. REIT	1,807,880	44,239
PotlatchDeltic Corp. REIT	826,968	38,884
Mindspace Business Parks REIT	9,000,000	37,271
SRE Holdings Corp.[1,2,3]	1,290,828	37,135
K-Fast Holding AB, Class B1,2	18,183,928	36,184
JHSF Participações SA1	37,147,472	36,145
Charter Hall Group REIT	3,866,313	34,643
Fastighets AB Balder, Class B2	3,821,000	28,086
Zillow Group, Inc., Class C, nonvoting shares[2]	525,000	25,610
CTP NV	1,113,342	19,843
LXP Industrial Trust REIT	2,175,000	19,619
Multiplan Empreendimentos Imobiliários SA, ordinary nominative shares	3,720,791	18,985
Swedish Logistic Property AB, Class B2	4,739,069	14,367
Ayala Land, Inc.	21,494,200	12,331
Genova Property Group AB2	2,126,731	7,649
		1,344,557

Utilities 0.45%
Black Hills Corp.	1,415,228	77,272
SembCorp Industries, Ltd.	16,633,185	66,520
Talen Energy Corp.[2]	567,890	53,580
Neoenergia SA	13,037,148	52,898
ACEN Corp.	695,532,524	47,635
ENN Energy Holdings, Ltd.	3,166,000	24,392
Algonquin Power & Utilities Corp.[3]	1,570,300	9,924
Mytrah Energy, Ltd.[1,2,4]	10,418,000	—	[7]
		332,221

Total common stocks (cost: $48,207,171,000)		71,306,359

Preferred securities 0.85%
Information technology 0.32%
PsiQuantum Corp., Series D, preferred shares[2,4,5]	1,334,542	44,547
Outreach Corp., Series G, preferred shares[2,4,5]	1,554,053	39,908
Skyryse, Inc., Series B, preferred shares[1,2,4,5]	1,649,110	36,627
SiFive, Inc., Series F, preferred shares[2,4,5]	3,451,632	26,198
Patreon, Inc., Series E, preferred shares[2,4,5]	698,208	20,709
Patreon, Inc., Series Seed, preferred shares[2,4,5]	163,096	4,837
Kandou Holding SA, Series D, preferred shares[2,4,5]	4,400,000	24,904
ANDPAD, Inc., Series D, preferred shares[2,4,5]	459,413	20,733
Yotpo, Ltd., Series F, preferred shares[2,4,5]	8,332,809	11,833
Yotpo, Ltd., Series B, preferred shares[2,4,5]	1,111,347	1,578
Yotpo, Ltd., Series C, preferred shares[2,4,5]	1,057,985	1,502

14	SMALLCAP World Fund

Preferred securities (continued)	Shares	Value (000)
Information technology (continued)
Yotpo, Ltd., Series A-1, preferred shares[2,4,5]	709,592	$1,008
Yotpo, Ltd., Series A, preferred shares[2,4,5]	345,899	491
Yotpo, Ltd., Series C-1, preferred shares[2,4,5]	293,302	417
Yotpo, Ltd., Series D, preferred shares[2,4,5]	163,552	232
Yotpo, Ltd., Series B-1, preferred shares[2,4,5]	130,625	185
		235,709

Industrials 0.20%
Relativity Space, Inc., Series D, preferred shares[2,4,5]	2,143,751	48,599
Relativity Space, Inc., Series E, preferred shares[2,4,5]	464,197	10,523
Einride AB, Series B, preferred shares[1,2,4,5]	1,334,588	45,376
Einride AB, Series A, preferred shares[1,2,4,5]	11,990	407
ABL Space Systems Co., Series B, 5.00% cumulative preferred shares[2,4,5,9]	777,162	25,414
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[2,4,5,9]	74,599	2,440
Workrise Technologies, Inc., Series E, preferred shares[2,4,5]	95,423	16,124
		148,883

Health care 0.17%
Sail Biomedicines, Inc., Series B, 6.00% preferred shares[2,4,5]	1,785,714	50,000
Rapport Therapeutics, Inc., Series B, 8.00% noncumulative preferred shares[1,2,4,5]	14,905,173	25,000
InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4,5]	605,423	21,541
KRY International AB, Series E, preferred shares[2,4,5]	114,059	16,724
ClearNote Health Inc., Series C, 5.00% noncumulative preferred shares[1,2,4,5]	1,531,102	10,565
Artiva Biotherapeutics, Inc., Series B, preferred shares[2,4,5]	636,364	6,720
		130,550

Financials 0.10%
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[1,2,4,5]	13,618	50,917
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4,5]	57,100	20,970
		71,887

Real estate 0.05%
QuintoAndar, Ltd., Series E-1, preference shares[2,4,5]	244,733	38,149

Consumer discretionary 0.01%
StockX, Inc., Series E-1, preferred shares[2,4,5]	222,222	7,487
StockX, Inc., Series AA, preferred shares[2,4,5]	57,338	1,932
StockX, Inc., Series B, preferred shares[2,4,5]	3,094	104
		9,523

Total preferred securities (cost: $694,767,000)		634,701

Rights & warrants 0.05%
Industrials 0.05%
Warom Technology, Inc. Co., Class A, warrants, expire 9/30/2024[2,8]	8,603,931	25,928
Centre Testing International Group Co., Ltd., Class A, warrants, expire 3/28/2025[2,8]	7,265,018	12,847
Momentus, Inc., warrants, expire 5/15/2026[2]	2,225,000	14
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[2,4,5]	55,949	—	[7]
		38,789

Information technology 0.00%
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[2,4,5]	1,163,990	38
Kandou Holding SA, warrants, expire 8/18/2028[2,4,5]	2,257,143	—	[7]
		38

Total rights & warrants (cost: $42,682,000)		38,827

Convertible stocks 0.08%
Information technology 0.04%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4,5]	14,888,589	15,186
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[4,5]	935,103	954
RealSelf, Inc., Series C, convertible preferred shares[1,4,5]	3,468,862	12,592
		28,732

SMALLCAP World Fund	15

Convertible stocks (continued)	Shares		Value (000)
Utilities 0.04%
TAE Technologies, Inc., Series G2, 4.00% cumulative convertible preferred shares[4,5]		300,000	$28,713

Total convertible stocks (cost: $62,179,000)			57,445

Convertible bonds & notes 0.00%	Principal amount (000)
Health care 0.00%
Bluestar Genomics, Inc., convertible notes, 8.00% 10/28/2025[1,4,5]	USD	2,000	2,000
			2,000

Real estate 0.00%
Genova Property Group AB, convertible notes, 6.75% 3/19/2029[4]	SEK	20,000	1,888
			1,888

Total convertible bonds & notes (cost: $3,954,000)			3,888

Short-term securities 4.54%	Shares
Money market investments 3.85%
Capital Group Central Cash Fund 5.37%[1,10]		28,762,151	2,875,065

Money market investments purchased with collateral from securities on loan 0.69%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[10,11]		76,800,000	76,800
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.20%[10,11]		71,700,000	71,700
Capital Group Central Cash Fund 5.37%[1,10,11]		605,038	60,480
Invesco Short-Term Investments Trust — Government & Agency Portfolio, Institutional Class 5.23%[10,11]		57,828,021	57,828
Morgan Stanley Institutional Liquidity Funds — Government Portfolio, Institutional Class 5.22%[10,11]		56,300,000	56,300
BlackRock Liquidity Funds — FedFund, Institutional Shares 5.20%[10,11]		51,200,000	51,200
Fidelity Investments Money Market Government Portfolio, Class I 5.21%[10,11]		51,200,000	51,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.20%[10,11]		51,200,000	51,200
RBC Funds Trust — U.S. Government Money Market Fund, RBC Institutional Class 1 5.26%[10,11]		35,800,000	35,800
			512,508

Total short-term securities (cost: $3,388,310,000)			3,387,573
Total investment securities 101.02% (cost: $52,399,063,000)			75,428,793
Other assets less liabilities (1.02)%			(763,758)

Net assets 100.00%			$74,665,035

Investments in affiliates1

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Common stocks 29.38%
Industrials 9.64%
Saia, Inc.[2]	$790,357	$—	$148,547	$76,059	$246,867	$964,736	$—
Comfort Systems USA, Inc.	388,358	—	58,158	34,625	286,219	651,044	1,100
Diploma PLC	391,737	4,038	3,427	(485)	111,847	503,710	5,441
AZEK Co., Inc. (The), Class A2	270,308	—	28,907	15,195	170,539	427,135	—
Interpump Group SpA	362,114	13,882	1,134	(114)	23,747	398,495	—
Hensoldt AG	139,317	122,969	18,342	(5,636)	124,818	363,126	—
Stericycle, Inc.[2]	188,829	87,820	—	—	45,616	322,265	—
Kadant, Inc.	137,989	85,742	—	—	69,990	293,721	355

16	SMALLCAP World Fund

Investments in affiliates1 (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
ATS Corp.[2]	$312,874	$18,066	$—	$—	$(68,701)	$262,239	$—
CBIZ, Inc.[2]	—	214,062	—	—	37,384	251,446	—
Arcosa, Inc.	212,365	—	13,300	4,955	35,269	239,289	293
ICF International, Inc.	118,210	56,940	—	—	35,387	210,537	386
Enpro, Inc.[12]	165,188	—	21,514	5,755	57,132	206,561	776
Wizz Air Holdings PLC[2]	169,301	—	—	—	27,738	197,039	—
Visional, Inc.[2]	157,084	—	—	—	31,938	189,022	—
Carel Industries SpA	142,928	53,563	12,018	(3,291)	(4,042)	177,140	—
MYR Group, Inc.[2]	—	146,124	—	—	26,163	172,287	—
Harmonic Drive Systems, Inc.	129,347	19,195	10,059	(3,791)	29,163	163,855	423
Enerpac Tool Group Corp., Class A	111,764	3,807	—	—	39,457	155,028	169
DO & CO AG, non-registered shares	85,526	—	—	—	30,866	116,392	—
Japan Elevator Service Holdings Co., Ltd.	93,511	11,457	—	—	8,562	113,530	1,083
Johns Lyng Group, Ltd.	87,549	5,665	—	—	(451)	92,763	638
Volution Group PLC	68,931	—	—	—	17,104	86,035	1,636
Titagarh Rail Systems, Ltd.	69,102	7,195	8,753	5,618	10,145	83,307	—
Instalco AB	56,884	5,106	—	—	21,174	83,164	—
VSE Corp.	—	66,512	—	—	9,829	76,341	—
Alfen NV2,3	42,858	14,919	—	—	16,707	74,484	—
Daiseki Co., Ltd.	79,732	11,845	8,636	(1,280)	(8,054)	73,607	731
Montana Aerospace AG2	41,774	456	—	—	21,912	64,142	—
Judges Scientific PLC	27,407	17,461	—	—	6,054	50,922	88
NORMA Group SE, non-registered shares	46,393	850	—	—	139	47,382	—
Marlowe PLC[2,3]	49,092	—	—	—	(3,774)	45,318	—
Fasadgruppen Group AB	20,911	—	—	—	6,052	26,963	—
Einride AB2,4,5	14,502	—	—	—	399	14,901	—
BayCurrent Consulting, Inc.[13]	239,295	25,150	132,074	35,303	(112,574)	—	526
dip Corp.[13]	82,216	—	40,138	(20,733)	(2,902)	—	435
Norva24 Group AB2,13	16,410	—	3,606	(1,388)	7,109	—	—
						7,197,926
Consumer discretionary 6.00%
TopBuild Corp.[2]	607,624	—	90,591	45,132	392,176	954,341	—
CAVA Group, Inc.[2,3]	137,794	115,615	—	—	291,016	544,425	—
Tube Investments of India, Ltd.	418,011	—	—	—	102,937	520,948	280
MakeMyTrip, Ltd.[2]	180,951	—	15,052	3,785	125,044	294,728	—
YETI Holdings, Inc.[2]	334,582	406	—	—	(67,137)	267,851	—
Cavco Industries, Inc.[2]	156,421	6,507	—	—	78,856	241,784	—
Boot Barn Holdings, Inc.[2]	145,103	27,391	—	—	27,844	200,338	—
Melco Resorts & Entertainment, Ltd. (ADR)[2]	205,242	40,055	—	—	(60,171)	185,126	—
Lottomatica Group SpA[2]	97,115	24,761	—	—	32,056	153,932	—
Pets at Home Group PLC	137,997	13,111	—	—	(23,886)	127,222	1,916
Domino’s Pizza Group PLC	120,592	—	—	—	(6,225)	114,367	—
Jack in the Box, Inc.	110,952	—	—	—	(932)	110,020	1,414
Rusta AB2	—	57,565	—	—	37,645	95,210	—
Watches of Switzerland Group PLC[2]	124,322	—	—	—	(37,596)	86,726	—
Golden Entertainment, Inc.	77,051	—	—	—	5,974	83,025	564
Auction Technology Group PLC[2]	76,877	—	—	—	(1,258)	75,619	—
Malibu Boats, Inc., Class A2	80,834	—	—	—	(9,465)	71,369	—
DPC Dash, Ltd.[2]	81,980	3,462	—	—	(18,801)	66,641	—
Shoei Co., Ltd.[3]	65,655	—	—	—	(1,781)	63,874	—

SMALLCAP World Fund	17

Investments in affiliates1 (continued)

	Value at 10/1/2023 (000)		Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)		Dividend or interest income (000)
Beazer Homes USA, Inc.[2]	$41,346		$—	$—	$—	$13,096	$54,442		$—
Jiumaojiu International Holdings, Ltd.[3]	81,217		10,517	2,018	(2,266)	(35,264)	52,186		—
Aditya Vision, Ltd.[6]	—		32,407	—	—	(1,427)	30,980		46
Aditya Vision, Ltd.	—		11,191	—	—	79	11,270		17
Victoria PLC[2]	58,453		—	—	—	(27,740)	30,713		—
MasterCraft Boat Holdings, Inc.[2]	21,666		—	—	—	1,463	23,129		—
Traeger, Inc.[2]	16,912		713	—	—	(1,181)	16,444		—
BNN Technology PLC[2,4]	—	[7]	—	—	—	— [7]	—	[7]	—
AcadeMedia AB14	25,156		—	28,185	666	2,363	—		577
Musti Group OYJ[14]	45,510		—	68,248	33,505	(10,767)	—		224
Snow Peak, Inc.[14]	21,058		—	17,863	(39,148)	35,953	—		—
WH Smith PLC[13]	150,890		—	90,443	(29,045)	27,940	—		1,112
							4,476,710
Information technology 5.72%
Kokusai Electric Corp.[3]	—		262,490	—	—	245,328	507,818		1,313
eMemory Technology, Inc.	334,789		—	7,702	4,060	77,473	408,620		—
Insight Enterprises, Inc.[2]	119,948		175,263	—	—	42,062	337,273		—
ALTEN SA, non-registered shares	242,196		27,417	—	—	32,082	301,695		—
Global Unichip Corp.	283,935		3,421	—	—	(23,600)	263,756		—
Kulicke and Soffa Industries, Inc.	228,531		—	—	—	7,895	236,426		1,880
Dexerials Corp.	127,286		—	—	—	100,716	228,002		2,217
Softcat PLC	154,074		56,690	13,098	(2,717)	27,272	222,221		3,226
SHIFT, Inc.[2,3]	130,590		125,625	—	—	(39,619)	216,596		—
Maruwa Co., Ltd.	155,017		—	—	—	56,809	211,826		281
Money Forward, Inc.[2]	113,730		29,454	—	—	48,900	192,084		—
Rogers Corp.[2]	167,737		3,467	—	—	(16,606)	154,598		—
Viavi Solutions, Inc.[2]	62,426		124,279	31,577	(17,102)	(718)	137,308		—
Bytes Technology Group PLC	96,273		15,256	—	—	4,196	115,725		531
Semtech Corp.[2]	97,867		—	—	—	6,613	104,480		—
PAR Technology Corp.[2,3]	70,916		—	14,261	(8,070)	20,365	68,950		—
PAR Technology Corp.[2,5]	—		32,420	—	—	2,394	34,814		—
Keywords Studios PLC	119,168		—	8,135	(10,430)	(4,552)	96,051		65
Tanla Platforms, Ltd.	114,798		—	—	—	(24,469)	90,329		665
Megaport, Ltd.[2]	70,009		—	—	—	19,478	89,487		—
Tri Chemical Laboratories, Inc.[3]	53,455		—	—	—	29,660	83,115		525
Mastek, Ltd.	70,773		—	—	—	3,882	74,655		206
GFT Technologies SE	30,780		7,154	—	—	1,472	39,406		—
SmartCraft ASA, Class A2	27,278		—	—	—	5,458	32,736		—
Noventiq Holdings PLC (GDR)[2,4,8]	34,599		—	—	—	(13,161)	21,438		—
Noventiq Holdings PLC (GDR)[2,4]	32		—	—	—	(12)	20		—
Applied Digital Corp.[14]	7,624		28,696	32,089	(4,178)	(53)	—		—
Lumine Group, Inc., subordinate voting shares[2,13]	50,520		23,221	—	—	61,596	—		—
Nordic Semiconductor ASA[2,13]	152,246		3,786	59,273	(79,550)	47,716	—		—
Smartsheet, Inc., Class A2,13	288,745		—	66,992	4,049	(14,721)	—		—
Socionext, Inc.[3,13]	200,355		3,884	53,372	(6,050)	67,791	—		1,288
							4,269,429
Financials 2.44%
Essent Group, Ltd.	406,924		—	53,107	7,143	91,605	452,565		4,281
Janus Henderson Group PLC	211,706		2,551	—	—	58,131	272,388		6,428
360 ONE WAM, Ltd.	172,411		1,312	—	—	58,757	232,480		2,921

18	SMALLCAP World Fund

Investments in affiliates1 (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
BFF Bank SpA	$101,268	$2,071	$—	$—	$34,965	$138,304	$—
Goosehead Insurance, Inc., Class A2	142,235	3,232	—	—	(15,428)	130,039	—
AUB Group, Ltd.	110,199	2,354	—	—	4,044	116,597	782
IIFL Finance, Ltd.	199,491	—	6,755	1,311	(83,729)	110,318	1,324
Aptus Value Housing Finance India, Ltd.	43,342	62,654	3,243	(269)	(4,331)	98,153	656
Trupanion, Inc.[2]	92,981	—	1,976	(6,213)	4,252	89,044	—
Skyward Specialty Insurance Group, Inc.[2]	—	74,183	—	—	8,584	82,767	—
Boku, Inc.[2,5]	36,407	—	—	—	11,241	47,648	—
Premium Group Co., Ltd.	13,733	12,496	—	—	5,907	32,136	203
Hellenic Exchanges - Athens Stock Exchange SA	17,700	—	—	—	2,917	20,617	—
						1,823,056
Health care 2.00%
Haemonetics Corp.[2]	275,097	8,406	24,943	1,686	(17,110)	243,136	—
Xenon Pharmaceuticals, Inc.[2]	161,278	14,431	—	—	46,285	221,994	—
Integra LifeSciences Holdings Corp.[2]	104,993	99,281	—	—	(21,998)	182,276	—
Tandem Diabetes Care, Inc.[2]	99,362	—	14,884	(36,787)	101,732	149,423	—
Structure Therapeutics, Inc. (ADR)[2]	21,461	127,834	—	—	(5,574)	143,721	—
agilon health, Inc.[2]	232,910	84,366	10,031	(3,552)	(167,815)	135,878	—
BONESUPPORT Holding AB2	60,470	—	—	—	50,387	110,857	—
Bangkok Chain Hospital PCL	33,841	39,144	—	—	421	73,406	—
Silk Road Medical, Inc.[2]	44,471	2,420	—	—	10,116	57,007	—
Surgical Science Sweden AB2	44,990	—	—	—	1,369	46,359	—
Gubra AS2	—	43,573	—	—	(168)	43,405	—
Revance Therapeutics, Inc.[2]	77,197	4,086	—	—	(44,953)	36,330	—
Jeisys Medical, Inc.[2]	50,581	3,457	—	—	(17,900)	36,138	—
Nordhealth AS, Class A2	11,907	—	—	—	2,618	14,525	—
Amvis Holdings, Inc.[13]	113,761	4,816	48,892	(7,201)	4,894	—	—
CONMED Corp.[13]	220,960	26,837	104,797	(30,408)	(12,147)	—	832
Max Healthcare Institute, Ltd.[13]	338,657	—	24,914	10,693	135,950	—	—
Netcare, Ltd.[13]	52,520	—	23,277	(8,033)	4,723	—	909
Ocumension Therapeutics[2,13]	35,083	—	8,778	(30,168)	23,249	—	—
Precision BioSciences, Inc.[14]	2,292	—	2,655	(59,459)	59,822	—	—
Zentalis Pharmaceuticals, Inc.[2,13]	76,444	—	9,991	(20,607)	(1,408)	—	—
						1,494,455
Materials 1.15%
APL Apollo Tubes, Ltd.	336,340	5,064	47,790	10,558	(35,111)	269,061	—
Materion Corp.	124,589	—	1,567	574	36,046	159,642	316
Sumitomo Bakelite Co., Ltd.	5,690	100,719	—	—	39,175	145,584	1,259
Fujimi, Inc.[3]	101,615	6,358	—	—	15,636	123,609	1,288
LANXESS AG	175,761	—	63,819	(85,771)	94,915	121,086	—
MEC Co., Ltd.	39,715	—	—	—	3,612	43,327	283
Aluflexpack AG2,3,13	17,164	—	14,677	(13,462)	17,876	—	—
Re:NewCell AB14	16,715	—	2,475	(23,346)	9,106	—	—
Zeon Corp.[13]	161,880	13,391	55,738	(7,288)	(16,969)	—	1,443
						862,309
Consumer staples 1.25%
Emmi AG	299,833	—	—	—	15,972	315,805	—
Grocery Outlet Holding Corp.[2]	161,386	79,107	13,750	(5,267)	4,872	226,348	—
Simply Good Foods Co.[2]	203,594	—	—	—	(2,890)	200,704	—

SMALLCAP World Fund	19

Investments in affiliates1 (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)		Dividend or interest income (000)
Redcare Pharmacy NV, non-registered shares[2]	$90,906	$27,403	$—	$—	$51,453	$169,762		$—
Humble Group AB2	18,613	6,058	—	—	49	24,720		—
						937,339
Communication services 0.23%
Hemnet Group AB	101,562	—	3,992	619	72,467	170,656		—
S4 Capital PLC[14]	35,999	—	25,739	(24,865)	14,605	—		—
						170,656
Energy 0.47%
Vallourec SA2,3	158,894	991	—	—	83,969	243,854		—
Diamond Offshore Drilling, Inc.[2]	37,644	42,434	—	—	(929)	79,149		—
Savannah Energy PLC[2,4]	27,715	—	—	—	955	28,670		—
						351,673
Real estate 0.48%
Altus Group, Ltd.	127,050	71	—	—	13,539	140,660		823
Safestore Holdings PLC	72,780	27,922	—	—	4,181	104,883		2,680
SRE Holdings Corp.[2,3]	25,409	—	—	—	11,726	37,135		—
K-Fast Holding AB, Class B2	19,762	4,463	—	—	11,959	36,184		—
JHSF Participações SA	45,902	—	9,782	(6,646)	6,671	36,145		840
						355,007
Utilities 0.00%
Mytrah Energy, Ltd.[2,4]	127	—	—	—	(127)	—	[7]	—
Total common stocks						21,938,560
Preferred securities 0.23%
Information technology 0.05%
Skyryse, Inc., Series B, preferred shares[2,4,5]	36,627	—	—	—	—	36,627		—
Industrials 0.06%
Einride AB, Series B, preferred shares[2,4,5]	44,160	—	—	—	1,216	45,376		—
Einride AB, Series A, preferred shares[2,4,5]	397	—	—	—	10	407		—
						45,783
Health care 0.05%
Rapport Therapeutics, Inc., Series B, 8.00% noncumulative preferred shares[2,4,5]	21,000	4,000	—	—	—	25,000		—
ClearNote Health Inc., Series C, 5.00% noncumulative preferred shares[2,4,5]	11,330	—	—	—	(765)	10,565		—
						35,565
Financials 0.07%
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[2,4,5]	35,920	—	—	—	14,997	50,917		—
Total preferred securities						168,892
Convertible stocks 0.02%
Information technology 0.02%
RealSelf, Inc., Series C, convertible preferred shares[4,5]	9,921	—	—	—	2,671	12,592		—
Convertible bonds & notes 0.00%
Health care 0.00%
Bluestar Genomics, Inc., convertible notes, 8.00% 10/28/2025[4,5]	2,000	—	—	—	—	2,000		80
Short-term securities 3.93%
Money market investments 3.85%
Capital Group Central Cash Fund 5.37%[10]	5,128,740	1,932,993	4,186,121	344	(891)	2,875,065		95,983

20	SMALLCAP World Fund

Investments in affiliates[1] (continued)

	Value at 10/1/2023 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 5.37%[10,11]	$59,944	$536	[15]				$60,480	$—	[16]

Total short-term securities							2,935,545
Total 33.56%					$(302,981)	$3,796,690	$25,057,589	$155,758

Restricted securities5

	Acquisition date(s)	Cost (000)		Value (000)		Percent of net assets
Einride AB, Series B, preferred shares[1,2,4]	3/23/2021-5/6/2021	$18,753		$45,376		.06%
Einride AB1,2,4	7/16/2021-2/1/2023	10,542		14,901		.02
Einride AB, Series A, preferred shares[1,2,4]	10/11/2021	312		407		.00	[17]
Relativity Space, Inc., Series D, preferred shares[2,4]	11/20/2020	32,000		48,599		.07
Relativity Space, Inc., Series E, preferred shares[2,4]	5/27/2021	10,600		10,523		.01
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[1,2,4]	1/28/2021	48,694		50,917		.07
Sail Biomedicines, Inc., Series B, 6.00% preferred shares[2,4]	8/10/2021	50,000		50,000		.07
Pine Labs Pte., Ltd.[2,4]	5/12/2021	28,710		28,278		.03
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4]	5/12/2021	21,291		20,970		.03
Boku, Inc.[1,2]	2/11/2021-9/21/2021	48,584		47,648		.06
PsiQuantum Corp., Series D, preferred shares[2,4]	5/28/2021	35,000		44,547		.06
Outreach Corp., Series G, preferred shares[2,4]	5/27/2021	45,482		39,908		.05
QuintoAndar, Ltd., Series E-1, preference shares[2,4]	12/20/2021	50,000		38,149		.05
Skyryse, Inc., Series B, preferred shares[1,2,4]	10/21/2021	40,700		36,627		.05
Denali Therapeutics, Inc.[2]	2/27/2024	29,984		36,043		.05
PAR Technology Corp.[1,2]	3/8/2024	32,420		34,814		.05
Patreon, Inc., Series E, preferred shares[2,4]	9/1/2020	11,944		20,709		.03
Patreon, Inc., Class B2,4	10/26/2020-10/27/2020	3,255		5,634		.01
Patreon, Inc., Series Seed, preferred shares[2,4]	9/16/2020	2,790		4,837		.00	[17]
BridgeBio Pharma, Inc.[2]	9/25/2023	26,333		29,858		.04
Dock, Ltd.[2,4]	10/19/2020	26,000		29,326		.04
TAE Technologies, Inc., Series G2, 4.00% cumulative convertible preferred shares[4]	7/7/2022	30,000		28,713		.04
ABL Space Systems Co., Series B, 5.00% cumulative preferred shares[2,4,9]	3/24/2021	35,000		25,414		.04
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[2,4,9]	12/14/2023	2,439		2,440		.00	[17]
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[2,4]	12/14/2023	—	[7]	—	[7]	.00	[17]
SiFive, Inc., Series F, preferred shares[2,4]	3/16/2022	25,000		26,198		.03
Rapport Therapeutics, Inc., Series B, 8.00% noncumulative preferred shares[1,2,4]	8/7/2023-2/26/2024	25,000		25,000		.03
Kandou Holding SA, Series D, preferred shares[2,4]	11/17/2021-8/18/2023	30,800		24,904		.03
Kandou Holding SA, warrants, expire 8/18/2028[2,4]	8/18/2023	—	[7]	—	[7]	.00	[17]
InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4]	5/13/2022-7/18/2022	23,685		21,541		.03
Yotpo, Ltd., Series F, preferred shares[2,4]	2/25/2021	18,329		11,833		.02
Yotpo, Ltd.[2,4]	3/16/2021	5,475		3,721		.01
Yotpo, Ltd., Series B, preferred shares[2,4]	3/16/2021	2,322		1,578		.00	[17]
Yotpo, Ltd., Series C, preferred shares[2,4]	3/16/2021	2,211		1,502		.00	[17]
Yotpo, Ltd., Series A-1, preferred shares[2,4]	3/16/2021	1,483		1,008		.00	[17]

SMALLCAP World Fund	21

Restricted securities5 (continued)

	Acquisition date(s)	Cost (000)		Value (000)	Percent of net assets
Yotpo, Ltd., Series A, preferred shares[2,4]	3/16/2021	$723		$491	.00%[17]
Yotpo, Ltd., Series C-1, preferred shares[2,4]	3/16/2021	613		417	.00	[17]
Yotpo, Ltd., Series D, preferred shares[2,4]	3/16/2021	341		232	.00	[17]
Yotpo, Ltd., Series B-1, preferred shares[2,4]	3/16/2021	273		185	.00	[17]
ANDPAD, Inc., Series D, preferred shares[2,4]	6/30/2022	19,506		20,733	.03
KRY International AB, Series E, preferred shares[2,4]	5/13/2021	51,891		16,724	.02
KRY International AB, Series A2,4	5/13/2021	8,533		2,895	.01
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4]	2/18/2022	12,179		15,186	.02
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[4]	6/27/2023	1,000		954	.00	[17]
Workrise Technologies, Inc., Series E, preferred shares[2,4]	3/8/2021	40,000		16,124	.02
StockX, Inc., Series E-1, preferred shares[2,4]	4/15/2021	20,000		7,487	.01
StockX, Inc.[2,4]	4/5/2021	14,682		5,451	.01
StockX, Inc., Series AA, preferred shares[2,4]	4/5/2021	5,203		1,932	.00	[17]
StockX, Inc., Series B, preferred shares[2,4]	4/5/2021	281		104	.00	[17]
RealSelf, Inc., Series C, convertible preferred shares[1,4]	4/18/2018	19,000		12,592	.02
ClearNote Health Inc., Series C, 5.00% noncumulative preferred shares[1,2,4]	4/26/2021	15,101		10,565	.02
Bluestar Genomics, Inc., convertible notes, 8.00% 10/28/2025[1,4]	12/1/2022	2,000		2,000	.00	[17]
Artiva Biotherapeutics, Inc., Series B, preferred shares[2,4]	2/24/2021	7,000		6,720	.01
Foursquare Labs, Inc., Series A2,4	12/3/2013	20,000		3,015	.00	[17]
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[2,4]	8/22/2014	—	[7]	38	.00	[17]
Total		$1,013,464		$935,768	1.25%

[1]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $1,168,841,000, which represented 1.57% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Value determined using significant unobservable inputs.
[5]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $935,768,000, which represented 1.25% of the net assets of the fund.
[6]	Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $38,797,000, which represented 0.05% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.
[7]	Amount less than one thousand.
[8]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $76,854,000, which represented .10% of the net assets of the fund.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Rate represents the seven-day yield at 3/31/2024.
[11]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[12]	This security changed its name during the reporting period.
[13]	Affiliated issuer during the reporting period but no longer an affiliate at 3/31/2024. Refer to the investment portfolio for the security value at 3/31/2024.
[14]	Affiliated issuer during the reporting period but no longer held at 3/31/2024.
[15]	Represents net activity. Refer to Note 5 for more information on securities lending.
[16]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[17]	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

NOK = Norwegian kroner

REIT = Real Estate Investment Trust

SEK = Swedish kronor

USD = U.S. dollars

Refer to the notes to financial statements.

22	SMALLCAP World Fund

Financial statements

Statement of assets and liabilities at March 31, 2024	unaudited (dollars in thousands)

Assets:
Investment securities, at value (includes $1,168,841 of investment securities on loan):
Unaffiliated issuers (cost: $33,747,511)	$50,371,204
Affiliated issuers (cost: $18,651,552)	25,057,589	$75,428,793
Cash		48,150
Cash denominated in currencies other than U.S. dollars (cost: $4,622)		4,617
Receivables for:
Sales of investments	257,651
Sales of fund’s shares	82,428
Dividends and interest	109,058
Securities lending income	548
Other	4	449,689
		75,931,249
Liabilities:
Collateral for securities on loan		512,508
Payables for:
Purchases of investments	327,284
Repurchases of fund’s shares	136,506
Investment advisory services	37,619
Services provided by related parties	11,615
Directors’ deferred compensation	5,086
Non-U.S. taxes	233,453
Other	2,143	753,706
Net assets at March 31, 2024		$74,665,035

Net assets consist of:
Capital paid in on shares of capital stock		$53,481,592
Total distributable earnings (accumulated loss)		21,183,443
Net assets at March 31, 2024		$74,665,035

Refer to the notes to financial statements.

SMALLCAP World Fund	23

Financial statements (continued)

Statement of assets and liabilities at March 31, 2024 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 2,000,000 shares,
$.01 par value (1,072,446 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$28,685,167	418,143		$68.60
Class C	364,625	6,554		55.64
Class T	14	—	*	69.56
Class F-1	471,532	6,988		67.48
Class F-2	10,340,550	146,375		70.64
Class F-3	6,072,525	86,543		70.17
Class 529-A	1,670,218	24,756		67.47
Class 529-C	36,861	648		56.86
Class 529-E	55,261	859		64.31
Class 529-T	18	—	*	69.37
Class 529-F-1	11	—	*	69.24
Class 529-F-2	268,557	3,899		68.88
Class 529-F-3	52	1		68.98
Class R-1	39,096	676		57.85
Class R-2	472,841	8,149		58.03
Class R-2E	35,809	541		66.16
Class R-3	690,941	10,800		63.98
Class R-4	637,144	9,370		68.00
Class R-5E	197,303	2,845		69.36
Class R-5	305,441	4,237		72.10
Class R-6	24,321,069	341,062		71.31

*	Amount less than one thousand.

Refer to the notes to financial statements.

24	SMALLCAP World Fund

Financial statements (continued)

Statement of operations for the six months ended March 31, 2024	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $15,766; also includes $155,758 from affiliates)	$362,671
Securities lending income (net of fees)	7,218
Interest from unaffiliated issuers	902	$370,791
Fees and expenses*:
Investment advisory services	207,271
Distribution services	42,109
Transfer agent services	27,981
Administrative services	10,272
529 plan services	548
Reports to shareholders	1,210
Registration statement and prospectus	622
Directors’ compensation	744
Auditing and legal	258
Custodian	3,458
State and local taxes	1
Other	687	295,161
Net investment income		75,630

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $25,426):
Unaffiliated issuers	350,787
Affiliated issuers	(302,981)
Currency transactions	141	47,947
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $227,401):
Unaffiliated issuers	7,109,387
Affiliated issuers	3,796,690
Currency translations	595	10,906,672
Net realized gain (loss) and unrealized appreciation (depreciation)		10,954,619

Net increase (decrease) in net assets resulting from operations		$11,030,249

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

SMALLCAP World Fund	25

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended March 31, 2024*	Year ended September 30, 2023
Operations:
Net investment income	$75,630	$377,177
Net realized gain (loss)	47,947	(395,999)
Net unrealized appreciation (depreciation)	10,906,672	7,498,690
Net increase (decrease) in net assets resulting from operations	11,030,249	7,479,868

Distributions paid to shareholders	(570,869)	(90,904)

Net capital share transactions	517,436	719,111

Total increase (decrease) in net assets	10,976,816	8,108,075

Net assets:
Beginning of period	63,688,219	55,580,144
End of period	$74,665,035	$63,688,219

*	Unaudited.

Refer to the notes to financial statements.

26	SMALLCAP World Fund

Notes to financial statements	unaudited

1. Organization

SMALLCAP World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

SMALLCAP World Fund	27

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

28	SMALLCAP World Fund

Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2024 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Industrials	$17,369,769	$—	$14,901		$17,384,670
Consumer discretionary	13,923,617	—	5,451		13,929,068
Information technology	11,745,836	34,814	63,154		11,843,804
Financials	8,661,590	119,907	28,278		8,809,775
Health care	8,800,865	—	2,895		8,803,760
Materials	2,674,339	—	—		2,674,339
Consumer staples	2,579,010	—	—		2,579,010
Communication services	1,832,566	—	—		1,832,566
Energy	1,743,919	—	28,670		1,772,589
Real estate	1,344,557	—	—		1,344,557
Utilities	332,221	—	—	[1]	332,221
Preferred securities	—	—	634,701		634,701
Rights & warrants	14	38,775	38		38,827
Convertible stocks	—	—	57,445		57,445
Convertible bonds & notes	—	—	3,888		3,888
Short-term securities	3,387,573	—	—		3,387,573
Total	$74,395,876	$193,496	$839,421		$75,428,793

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended March 31, 2024 (dollars in thousands):

	Beginning value at 10/1/2023	Transfers into Level 3[2]	Purchases	Sales		Net realized loss[3]	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 3/31/2024
Investment securities	$788,048	$—	$8,395	$—	[1]	$(9,000)	$51,978	$—	$839,421
Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2024									$43,021

[1]	Amount less than one thousand.
[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[3]	Net realized loss and unrealized appreciation are included in the related amounts on investments in the fund’s statement of operations.

SMALLCAP World Fund	29

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 3/31/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$143,349	Market comparable companies	EV/Gross Profit multiple	18.2x	18.2x	Increase
			EV/Sales multiple	2.1x - 9.5x	5.6x	Increase
			Net adjustment (decrease) based on movement of market comparables	31% - 73%	44%	Decrease
			Net adjustment (increase) based on movement of market comparables	11%	11%	Increase
			DLOM	14% - 40%	28%	Decrease
			Risk discount	10%	10%	Decrease
		Market approach	Transaction price	Not applicable	Not applicable	Not applicable
			Discount to last trade price	10%	10%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
Preferred securities	634,701	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount to transaction price	10% - 30%	14%	Decrease
		Discounted cash flow	WACC	10% - 20%	16%	Decrease
			Risk discount	10% - 95%	26%	Decrease
		Market comparable companies	EV/Sales multiple	2.1x - 16.6x	11.0x	Increase
			EV/Gross Profit multiple	13.8x - 37.1x	20.8x	Increase
			Price/Sales multiple	9.6x	9.6x	Increase
			Net adjustment (decrease) based on movement of market comparables	4% - 73%	38%	Decrease
			Net adjustment (increase) based on movement of market comparables	5% - 18%	12%	Increase
			DLOM	20% - 40%	26%	Decrease
		Inputs to market comparables and transaction price	Weight ascribed to market comparables	50%	50%	Not applicable
			Weight ascribed to transaction	50%	50%	Not applicable
		Inputs to market comparables and discounted cash flow	Weight ascribed to market comparables	50%	50%	Not applicable
			Weight ascribed to discounted cash flow	50%	50%	Not applicable
Rights & warrants	38	Black-Scholes	Underlying share price	Not applicable	Not applicable	Not applicable
			Implied volatility	30%	30%	Increase
		Transaction	De minimis	Not applicable	Not applicable	Not applicable
Convertible stocks	57,445	Market comparable companies	EV/Sales multiple	6.5x	6.5x	Increase
			DLOM	8%	8%	Decrease
		Discounted cash flow	WACC	20%	20%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
Convertible bonds & notes	3,888	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Total	$ 839,421

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviation(s)
DLOM = Discount for lack of marketability
EV = Enterprise value
WACC = Weighted average cost of capital

30	SMALLCAP World Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

SMALLCAP World Fund	31

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of March 31, 2024, the total value of securities on loan was $1,168,841,000, and the total value of collateral received was $1,243,825,000. Collateral received includes cash of $512,508,000 and U.S. government securities of $731,317,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

32	SMALLCAP World Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended March 31, 2024, the fund recognized $267,000 in reclaims (net of $14,000 in fees and the effect of realized gain or loss from currency translations) and $180,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$456,639
Capital loss carryforward*	(1,200,474)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of March 31, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$26,325,481
Gross unrealized depreciation on investments	(3,686,345)
Net unrealized appreciation (depreciation) on investments	22,639,136
Cost of investments	52,789,657

SMALLCAP World Fund	33

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended March 31, 2024		Year ended September 30, 2023
Class A	$178,041		$—
Class C	323		—
Class T	—	†	—	†
Class F-1	2,923		—
Class F-2	84,892		16,318
Class F-3	55,699		14,319
Class 529-A	10,167		—
Class 529-C	—		—
Class 529-E	266		—
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	2,342		477
Class 529-F-3	—	†	—	†
Class R-1	136		—
Class R-2	702		—
Class R-2E	110		—
Class R-3	3,151		—
Class R-4	4,311		—
Class R-5E	1,588		270
Class R-5	2,827		773
Class R-6	223,391		58,747
Total	$570,869		$90,904

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.583% on such assets in excess of $89 billion. For the six months ended March 31, 2024, the investment advisory services fees were $207,271,000, which were equivalent to an annualized rate of 0.605% of average daily net assets.

34	SMALLCAP World Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended March 31, 2024, the 529 plan services fees were $548,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

SMALLCAP World Fund	35

For the six months ended March 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$33,431	$19,073		$4,008		Not applicable
Class C	1,740	253		53		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	554	432		69		Not applicable
Class F-2	Not applicable	5,099		1,394		Not applicable
Class F-3	Not applicable	24		819		Not applicable
Class 529-A	1,774	1,058		234		$452
Class 529-C	176	25		5		10
Class 529-E	130	16		8		15
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	62		37		71
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	176	17		5		Not applicable
Class R-2	1,660	776		66		Not applicable
Class R-2E	99	34		5		Not applicable
Class R-3	1,611	489		97		Not applicable
Class R-4	758	310		91		Not applicable
Class R-5E	Not applicable	137		27		Not applicable
Class R-5	Not applicable	79		44		Not applicable
Class R-6	Not applicable	97		3,310		Not applicable
Total class-specific expenses	$42,109	$27,981		$10,272		$548

*	Amount less than one thousand.

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $744,000 in the fund’s statement of operations reflects $120,000 in current fees (either paid in cash or deferred) and a net increase of $624,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $185,428,000 and $56,706,000, respectively, which generated $14,932,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2024.

36	SMALLCAP World Fund

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2024.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2024

Class A	$835,854	13,187	$175,689		2,680		$(1,691,596)	(26,785)	$(680,053)	(10,918)
Class C	23,255	451	322		6		(61,814)	(1,210)	(38,237)	(753)
Class T	—	—	—		—		—	—	—	—
Class F-1	10,490	170	2,893		45		(58,315)	(931)	(44,932)	(716)
Class F-2	1,256,851	19,246	82,502		1,224		(927,226)	(14,262)	412,127	6,208
Class F-3	744,590	11,491	55,326		826		(571,116)	(8,900)	228,800	3,417
Class 529-A	74,068	1,188	10,164		158		(125,340)	(2,011)	(41,108)	(665)
Class 529-C	4,066	77	—		—		(9,890)	(189)	(5,824)	(112)
Class 529-E	1,958	33	266		4		(4,715)	(79)	(2,491)	(42)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	24,810	390	2,341		36		(18,645)	(291)	8,506	135
Class 529-F-3	40	1	—	†	—	†	—	—	40	1
Class R-1	10,287	210	135		2		(3,278)	(62)	7,144	150
Class R-2	34,032	636	701		13		(58,221)	(1,096)	(23,488)	(447)
Class R-2E	4,158	69	110		2		(4,121)	(68)	147	3
Class R-3	53,624	909	3,148		51		(75,855)	(1,287)	(19,083)	(327)
Class R-4	43,572	696	4,311		66		(88,060)	(1,398)	(40,177)	(636)
Class R-5E	20,916	325	1,588		24		(18,589)	(291)	3,915	58
Class R-5	14,726	224	2,823		41		(45,435)	(680)	(27,886)	(415)
Class R-6	1,534,964	23,685	222,082		3,263		(977,010)	(14,565)	780,036	12,383
Total net increase (decrease)	$4,692,261	72,988	$564,401		8,441		$(4,739,226)	(74,105)	$517,436	7,324

Refer to the end of the table for footnotes.

SMALLCAP World Fund	37

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2023

Class A	$1,485,457	24,948	$—		—		$(2,890,673)	(48,926)	$(1,405,216)	(23,978)
Class C	41,630	862	—	†	—	†	(119,351)	(2,474)	(77,721)	(1,612)
Class T	—	—	—		—		—	—	—	—
Class F-1	25,269	434	—		—		(93,978)	(1,610)	(68,709)	(1,176)
Class F-2	1,869,036	30,461	15,913		272		(1,647,025)	(27,089)	237,924	3,644
Class F-3	1,461,886	24,072	14,216		244		(878,174)	(14,535)	597,928	9,781
Class 529-A	127,535	2,177	—		—		(217,420)	(3,689)	(89,885)	(1,512)
Class 529-C	7,553	153	—		—		(20,526)	(416)	(12,973)	(263)
Class 529-E	4,159	75	—		—		(8,655)	(154)	(4,496)	(79)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	42,140	705	477		8		(35,443)	(590)	7,174	123
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	3,328	66	—		—		(4,202)	(81)	(874)	(15)
Class R-2	69,604	1,379	—		—		(105,450)	(2,107)	(35,846)	(728)
Class R-2E	7,123	125	—		—		(6,561)	(115)	562	10
Class R-3	101,326	1,829	—		—		(154,016)	(2,791)	(52,690)	(962)
Class R-4	68,382	1,159	—		—		(144,973)	(2,471)	(76,591)	(1,312)
Class R-5E	38,759	647	270		5		(29,855)	(495)	9,174	157
Class R-5	30,438	485	772		13		(69,340)	(1,118)	(38,130)	(620)
Class R-6	2,540,804	40,964	58,382		987		(869,706)	(13,960)	1,729,480	27,991
Total net increase (decrease)	$7,924,429	130,541	$90,030		1,529		$(7,295,348)	(122,621)	$719,111	9,449

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,013,579,000 and $9,024,311,000, respectively, during the six months ended March 31, 2024.

38	SMALLCAP World Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
3/31/2024[5,6]	$58.93	$.01	$10.08	$10.09	$(.42)	$—	$(.42)	$68.60	17.03%[7]	$28,685		1.05%[8]		1.05%[8]		.03%[8]
9/30/2023	51.99	.25	6.69	6.94	—	—	—	58.93	13.31	25,283		1.05		1.05		.42
9/30/2022	88.19	(.04)	(28.76)	(28.80)	—	(7.40)	(7.40)	51.99	(35.39)	23,553		1.01		1.01		(.05)
9/30/2021	66.23	(.37)	23.60	23.23	—	(1.27)	(1.27)	88.19	35.35	38,095		1.02		1.02		(.44)
9/30/2020	55.24	(.15)	13.63	13.48	—	(2.49)	(2.49)	66.23	24.98	27,781		1.06		1.06		(.25)
9/30/2019	60.19	.05	(1.69)	(1.64)	—	(3.31)	(3.31)	55.24	(1.37)	23,203		1.06		1.06		.09
Class C:
3/31/2024[5,6]	47.70	(.18)	8.17	7.99	(.05)	—	(.05)	55.64	16.60 [7]	365		1.79	[8]	1.79	[8]	(.71)[8]
9/30/2023	42.40	(.16)	5.46	5.30	—	—	—	47.70	12.48	349		1.79		1.79		(.34)
9/30/2022	73.86	(.46)	(23.60)	(24.06)	—	(7.40)	(7.40)	42.40	(35.86)	378		1.75		1.75		(.81)
9/30/2021	56.04	(.82)	19.91	19.09	—	(1.27)	(1.27)	73.86	34.36	713		1.75		1.75		(1.18)
9/30/2020	47.42	(.48)	11.59	11.11	—	(2.49)	(2.49)	56.04	24.07	575		1.79		1.79		(.97)
9/30/2019	52.63	(.32)	(1.58)	(1.90)	—	(3.31)	(3.31)	47.42	(2.13)	673		1.82		1.82		(.68)
Class T:
3/31/2024[5,6]	59.82	.10	10.24	10.34	(.60)	—	(.60)	69.56	17.20 [7,9]	—	[10]	.76	[8,9]	.76	[8,9]	.32 [8,9]
9/30/2023	52.73	.42	6.79	7.21	(.12)	—	(.12)	59.82	13.63 [9]	—	[10]	.77	[9]	.77	[9]	.70 [9]
9/30/2022	89.14	.13	(29.14)	(29.01)	—	(7.40)	(7.40)	52.73	(35.21)[9]	—	[10]	.76	[9]	.76	[9]	.19 [9]
9/30/2021	66.78	(.18)	23.81	23.63	—	(1.27)	(1.27)	89.14	35.64 [9]	—	[10]	.79	[9]	.79	[9]	(.21)[9]
9/30/2020	55.54	— [11]	13.73	13.73	—	(2.49)	(2.49)	66.78	25.30 [9]	—	[10]	.81	[9]	.81	[9]	— [9,12]
9/30/2019	60.35	.18	(1.68)	(1.50)	—	(3.31)	(3.31)	55.54	(1.14)[9]	—	[10]	.82	[9]	.82	[9]	.33 [9]
Class F-1:
3/31/2024[5,6]	57.95	— [11]	9.92	9.92	(.39)	—	(.39)	67.48	17.02 [7]	472		1.09	[8]	1.09	[8]	(.01)[8]
9/30/2023	51.14	.22	6.59	6.81	—	—	—	57.95	13.25	446		1.08		1.08		.38
9/30/2022	86.92	(.07)	(28.31)	(28.38)	—	(7.40)	(7.40)	51.14	(35.41)	454		1.05		1.05		(.10)
9/30/2021	65.31	(.39)	23.27	22.88	—	(1.27)	(1.27)	86.92	35.31	791		1.05		1.05		(.48)
9/30/2020	54.51	(.15)	13.44	13.29	—	(2.49)	(2.49)	65.31	24.96	731		1.08		1.08		(.26)
9/30/2019	59.47	.03	(1.68)	(1.65)	—	(3.31)	(3.31)	54.51	(1.43)	703		1.10		1.10		.05
Class F-2:
3/31/2024[5,6]	60.74	.10	10.40	10.50	(.60)	—	(.60)	70.64	17.18 [7]	10,341		.77	[8]	.77	[8]	.32 [8]
9/30/2023	53.55	.43	6.88	7.31	(.12)	—	(.12)	60.74	13.64	8,514		.77		.77		.70
9/30/2022	90.40	.14	(29.59)	(29.45)	—	(7.40)	(7.40)	53.55	(35.23)	7,311		.76		.76		.20
9/30/2021	67.69	(.15)	24.13	23.98	—	(1.27)	(1.27)	90.40	35.69	10,659		.76		.76		(.18)
9/30/2020	56.26	.01	13.91	13.92	—	(2.49)	(2.49)	67.69	25.32	6,608		.79		.79		.02
9/30/2019	61.07	.20	(1.70)	(1.50)	—	(3.31)	(3.31)	56.26	(1.12)	4,909		.80		.80		.36
Class F-3:
3/31/2024[5,6]	60.36	.14	10.33	10.47	(.66)	—	(.66)	70.17	17.26 [7]	6,072		.66	[8]	.66	[8]	.43 [8]
9/30/2023	53.22	.50	6.83	7.33	(.19)	—	(.19)	60.36	13.75	5,018		.66		.66		.82
9/30/2022	89.80	.22	(29.40)	(29.18)	—	(7.40)	(7.40)	53.22	(35.14)	3,904		.65		.65		.32
9/30/2021	67.18	(.07)	23.96	23.89	—	(1.27)	(1.27)	89.80	35.83	5,382		.66		.66		(.08)
9/30/2020	55.80	.07	13.80	13.87	—	(2.49)	(2.49)	67.18	25.44	3,065		.68		.68		.12
9/30/2019	60.54	.25	(1.68)	(1.43)	—	(3.31)	(3.31)	55.80	(1.02)	2,153		.70		.70		.46
Class 529-A:
3/31/2024[5,6]	57.95	— [11]	9.93	9.93	(.41)	—	(.41)	67.47	17.01 [7]	1,670		1.08	[8]	1.08	[8]	— [8,12]
9/30/2023	51.14	.23	6.58	6.81	—	—	—	57.95	13.27	1,473		1.08		1.08		.39
9/30/2022	86.91	(.05)	(28.32)	(28.37)	—	(7.40)	(7.40)	51.14	(35.40)	1,378		1.04		1.04		(.08)
9/30/2021	65.29	(.38)	23.27	22.89	—	(1.27)	(1.27)	86.91	35.31	2,227		1.04		1.04		(.47)
9/30/2020	54.51	(.16)	13.43	13.27	—	(2.49)	(2.49)	65.29	24.95	1,662		1.09		1.09		(.28)
9/30/2019	59.47	.02	(1.67)	(1.65)	—	(3.31)	(3.31)	54.51	(1.43)	1,337		1.12		1.12		.03

Refer to the end of the table for footnotes.

SMALLCAP World Fund	39

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
3/31/2024[5,6]	$48.72	$(.19)	$8.33	$8.14	$—	$—	$—	$56.86	16.59%[7]		$37		1.82%[8]		1.82%[8]		(.74)%[8]
9/30/2023	43.33	(.20)	5.59	5.39	—	—	—	48.72	12.39		37		1.86		1.86		(.40)
9/30/2022	75.34	(.51)	(24.10)	(24.61)	—	(7.40)	(7.40)	43.33	(35.90)		44		1.81		1.81		(.87)
9/30/2021	57.17	(.86)	20.30	19.44	—	(1.27)	(1.27)	75.34	34.30		89		1.79		1.79		(1.22)
9/30/2020	48.35	(.49)	11.80	11.31	—	(2.49)	(2.49)	57.17	24.02		86		1.84		1.84		(.99)
9/30/2019	53.60	(.34)	(1.60)	(1.94)	—	(3.31)	(3.31)	48.35	(2.17)		185		1.86		1.86		(.72)
Class 529-E:
3/31/2024[5,6]	55.22	(.06)	9.45	9.39	(.30)	—	(.30)	64.31	16.91	[7]	55		1.27	[8]	1.27	[8]	(.19)[8]
9/30/2023	48.83	.11	6.28	6.39	—	—	—	55.22	13.04		50		1.27		1.27		.19
9/30/2022	83.48	(.19)	(27.06)	(27.25)	—	(7.40)	(7.40)	48.83	(35.53)		48		1.25		1.25		(.29)
9/30/2021	62.89	(.53)	22.39	21.86	—	(1.27)	(1.27)	83.48	35.04		81		1.26		1.26		(.68)
9/30/2020	52.68	(.26)	12.96	12.70	—	(2.49)	(2.49)	62.89	24.70		62		1.28		1.28		(.47)
9/30/2019	57.73	(.09)	(1.65)	(1.74)	—	(3.31)	(3.31)	52.68	(1.64)		58		1.31		1.31		(.17)
Class 529-T:
3/31/2024[5,6]	59.65	.08	10.21	10.29	(.57)	—	(.57)	69.37	17.16	[7,9]	—	[10]	.82	[8,9]	.82	[8,9]	.26 [8,9]
9/30/2023	52.59	.39	6.76	7.15	(.09)	—	(.09)	59.65	13.55	[9]	—	[10]	.83	[9]	.83	[9]	.64 [9]
9/30/2022	88.95	.10	(29.06)	(28.96)	—	(7.40)	(7.40)	52.59	(35.24)[9]		—	[10]	.81	[9]	.81	[9]	.15 [9]
9/30/2021	66.67	(.22)	23.77	23.55	—	(1.27)	(1.27)	88.95	35.60	[9]	—	[10]	.84	[9]	.84	[9]	(.26)[9]
9/30/2020	55.49	(.03)	13.70	13.67	—	(2.49)	(2.49)	66.67	25.21	[9]	—	[10]	.85	[9]	.85	[9]	(.05)[9]
9/30/2019	60.32	.15	(1.67)	(1.52)	—	(3.31)	(3.31)	55.49	(1.17)[9]		—	[10]	.87	[9]	.87	[9]	.28 [9]
Class 529-F-1:
3/31/2024[5,6]	59.51	.05	10.19	10.24	(.51)	—	(.51)	69.24	17.12	[7,9]	—	[10]	.91	[8,9]	.91	[8,9]	.17 [8,9]
9/30/2023	52.48	.34	6.74	7.08	(.05)	—	(.05)	59.51	13.48	[9]	—	[10]	.90	[9]	.90	[9]	.56 [9]
9/30/2022	88.82	.06	(29.00)	(28.94)	—	(7.40)	(7.40)	52.48	(35.28)[9]		—	[10]	.87	[9]	.87	[9]	.09 [9]
9/30/2021	66.57	(.29)	23.81	23.52	—	(1.27)	(1.27)	88.82	35.60	[9]	—	[10]	.80	[9]	.80	[9]	(.42)[9]
9/30/2020	55.41	(.03)	13.68	13.65	—	(2.49)	(2.49)	66.57	25.21		181		.86		.86		(.05)
9/30/2019	60.26	.15	(1.69)	(1.54)	—	(3.31)	(3.31)	55.41	(1.22)		146		.88		.88		.27
Class 529-F-2:
3/31/2024[5,6]	59.25	.10	10.14	10.24	(.61)	—	(.61)	68.88	17.18	[7]	269		.76	[8]	.76	[8]	.32 [8]
9/30/2023	52.24	.43	6.71	7.14	(.13)	—	(.13)	59.25	13.65		223		.75		.75		.72
9/30/2022	88.37	.14	(28.87)	(28.73)	—	(7.40)	(7.40)	52.24	(35.22)		190		.76		.76		.21
9/30/2021[5,13]	65.50	(.16)	24.30	24.14	—	(1.27)	(1.27)	88.37	37.11	[7]	274		.80	[8]	.80	[8]	(.21)[8]
Class 529-F-3:
3/31/2024[5,6]	59.33	.17	10.10	10.27	(.62)	—	(.62)	68.98	17.23	[7]	—	[10]	.73	[8]	.73	[8]	.54 [8]
9/30/2023	52.32	.44	6.72	7.16	(.15)	—	(.15)	59.33	13.66		—	[10]	.73		.73		.74
9/30/2022	88.45	.17	(28.90)	(28.73)	—	(7.40)	(7.40)	52.32	(35.19)		—	[10]	.71		.71		.25
9/30/2021[5,13]	65.50	(.09)	24.31	24.22	—	(1.27)	(1.27)	88.45	37.23	[7]	—	[10]	.76	[8]	.71	[8]	(.12)[8]
Class R-1:
3/31/2024[5,6]	49.73	(.18)	8.50	8.32	(.20)	—	(.20)	57.85	16.64	[7]	39		1.75	[8]	1.75	[8]	(.66)[8]
9/30/2023	44.18	(.14)	5.69	5.55	—	—	—	49.73	12.52		26		1.75		1.75		(.28)
9/30/2022	76.62	(.45)	(24.59)	(25.04)	—	(7.40)	(7.40)	44.18	(35.86)		24		1.74		1.74		(.77)
9/30/2021	58.09	(.85)	20.65	19.80	—	(1.27)	(1.27)	76.62	34.35		36		1.75		1.75		(1.18)
9/30/2020	49.08	(.50)	12.00	11.50	—	(2.49)	(2.49)	58.09	24.07		28		1.79		1.79		(.98)
9/30/2019	54.32	(.33)	(1.60)	(1.93)	—	(3.31)	(3.31)	49.08	(2.12)		24		1.82		1.82		(.68)

Refer to the end of the table for footnotes.

40	SMALLCAP World Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
3/31/2024[5,6]	$49.78	$(.18)	$8.51	$8.33	$(.08)	$—	$(.08)	$58.03	16.63%[7]	$473	1.76%[8]		1.76%[8]		(.67)%[8]
9/30/2023	44.23	(.15)	5.70	5.55	—	—	—	49.78	12.50	428	1.76		1.76		(.29)
9/30/2022	76.71	(.48)	(24.60)	(25.08)	—	(7.40)	(7.40)	44.23	(35.87)	412	1.76		1.76		(.81)
9/30/2021	58.16	(.85)	20.67	19.82	—	(1.27)	(1.27)	76.71	34.37	719	1.75		1.75		(1.17)
9/30/2020	49.12	(.49)	12.02	11.53	—	(2.49)	(2.49)	58.16	24.09	588	1.78		1.78		(.97)
9/30/2019	54.36	(.31)	(1.62)	(1.93)	—	(3.31)	(3.31)	49.12	(2.12)	542	1.79		1.79		(.65)
Class R-2E:
3/31/2024[5,6]	56.77	(.11)	9.70	9.59	(.20)	—	(.20)	66.16	16.80 [7]	36	1.46	[8]	1.46	[8]	(.37)[8]
9/30/2023	50.29	.01	6.47	6.48	—	—	—	56.77	12.85	31	1.46		1.46		.01
9/30/2022	85.92	(.34)	(27.89)	(28.23)	—	(7.40)	(7.40)	50.29	(35.67)	27	1.46		1.46		(.51)
9/30/2021	64.83	(.71)	23.07	22.36	—	(1.27)	(1.27)	85.92	34.76	48	1.46		1.46		(.88)
9/30/2020	54.34	(.38)	13.36	12.98	—	(2.49)	(2.49)	64.83	24.46	35	1.48		1.48		(.67)
9/30/2019	59.52	(.18)	(1.69)	(1.87)	—	(3.31)	(3.31)	54.34	(1.82)	28	1.50		1.50		(.34)
Class R-3:
3/31/2024[5,6]	54.93	(.07)	9.41	9.34	(.29)	—	(.29)	63.98	16.88 [7]	691	1.31	[8]	1.31	[8]	(.23)[8]
9/30/2023	48.59	.09	6.25	6.34	—	—	—	54.93	13.03	611	1.31		1.31		.16
9/30/2022	83.16	(.23)	(26.94)	(27.17)	—	(7.40)	(7.40)	48.59	(35.58)	587	1.31		1.31		(.35)
9/30/2021	62.68	(.57)	22.32	21.75	—	(1.27)	(1.27)	83.16	34.95	978	1.31		1.31		(.73)
9/30/2020	52.54	(.28)	12.91	12.63	—	(2.49)	(2.49)	62.68	24.65	806	1.33		1.33		(.52)
9/30/2019	57.60	(.10)	(1.65)	(1.75)	—	(3.31)	(3.31)	52.54	(1.67)	757	1.34		1.34		(.20)
Class R-4:
3/31/2024[5,6]	58.42	.02	10.00	10.02	(.44)	—	(.44)	68.00	17.06 [7]	637	1.01	[8]	1.01	[8]	.07 [8]
9/30/2023	51.52	.27	6.63	6.90	—	—	—	58.42	13.35	585	1.01		1.01		.45
9/30/2022	87.46	(.04)	(28.50)	(28.54)	—	(7.40)	(7.40)	51.52	(35.38)	583	1.01		1.01		(.05)
9/30/2021	65.68	(.35)	23.40	23.05	—	(1.27)	(1.27)	87.46	35.37	987	1.01		1.01		(.43)
9/30/2020	54.78	(.12)	13.51	13.39	—	(2.49)	(2.49)	65.68	25.03	835	1.02		1.02		(.21)
9/30/2019	59.71	.06	(1.68)	(1.62)	—	(3.31)	(3.31)	54.78	(1.37)	791	1.04		1.04		.11
Class R-5E:
3/31/2024[5,6]	59.64	.09	10.20	10.29	(.57)	—	(.57)	69.36	17.17 [7]	197	.81	[8]	.81	[8]	.27 [8]
9/30/2023	52.58	.40	6.76	7.16	(.10)	—	(.10)	59.64	13.56	166	.81		.81		.66
9/30/2022	88.94	.11	(29.07)	(28.96)	—	(7.40)	(7.40)	52.58	(35.24)	138	.81		.81		.17
9/30/2021	66.64	(.19)	23.76	23.57	—	(1.27)	(1.27)	88.94	35.63	188	.80		.80		(.22)
9/30/2020	55.44	(.01)	13.70	13.69	—	(2.49)	(2.49)	66.64	25.28	84	.82		.82		(.02)
9/30/2019	60.26	.18	(1.69)	(1.51)	—	(3.31)	(3.31)	55.44	(1.16)	39	.84		.84		.32
Class R-5:
3/31/2024[5,6]	61.99	.12	10.62	10.74	(.63)	—	(.63)	72.10	17.24 [7]	305	.71	[8]	.71	[8]	.37 [8]
9/30/2023	54.65	.47	7.02	7.49	(.15)	—	(.15)	61.99	13.68	288	.71		.71		.75
9/30/2022	92.04	.18	(30.17)	(29.99)	—	(7.40)	(7.40)	54.65	(35.18)	288	.70		.70		.25
9/30/2021	68.86	(.11)	24.56	24.45	—	(1.27)	(1.27)	92.04	35.77	510	.71		.71		(.13)
9/30/2020	57.16	.06	14.13	14.19	—	(2.49)	(2.49)	68.86	25.40	406	.72		.72		.09
9/30/2019	61.94	.22	(1.69)	(1.47)	—	(3.31)	(3.31)	57.16	(1.06)	376	.74		.74		.40
Class R-6:
3/31/2024[5,6]	61.34	.14	10.49	10.63	(.66)	—	(.66)	71.31	17.26 [7]	24,321	.66	[8]	.66	[8]	.43 [8]
9/30/2023	54.08	.50	6.95	7.45	(.19)	—	(.19)	61.34	13.76	20,160	.66		.66		.82
9/30/2022	91.12	.23	(29.87)	(29.64)	—	(7.40)	(7.40)	54.08	(35.15)	16,261	.65		.65		.33
9/30/2021	68.15	(.06)	24.30	24.24	—	(1.27)	(1.27)	91.12	35.84	19,437	.66		.66		(.07)
9/30/2020	56.56	.08	14.00	14.08	—	(2.49)	(2.49)	68.15	25.47	11,166	.67		.67		.14
9/30/2019	61.31	.26	(1.70)	(1.44)	—	(3.31)	(3.31)	56.56	(1.02)	8,031	.69		.69		.47

Refer to the end of the table for footnotes.

SMALLCAP World Fund	41

Financial highlights (continued)

	Six months
	ended
	March 31,	Year ended September 30,
	2024[5,6,7]	2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[14]	14%	29%	32%	30%	38%	39%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Amount less than $.01.
[12]	Amount less than .01%.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

42	SMALLCAP World Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2023, through March 31, 2024).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMALLCAP World Fund	43

Expense example (continued)

	Beginning account value 10/1/2023	Ending account value 3/31/2024	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,170.25	$5.70	1.05%
Class A – assumed 5% return	1,000.00	1,019.75	5.30	1.05
Class C – actual return	1,000.00	1,166.04	9.69	1.79
Class C – assumed 5% return	1,000.00	1,016.05	9.02	1.79
Class T – actual return	1,000.00	1,172.00	4.13	.76
Class T – assumed 5% return	1,000.00	1,021.20	3.84	.76
Class F-1 – actual return	1,000.00	1,170.19	5.91	1.09
Class F-1 – assumed 5% return	1,000.00	1,019.55	5.50	1.09
Class F-2 – actual return	1,000.00	1,171.81	4.18	.77
Class F-2 – assumed 5% return	1,000.00	1,021.15	3.89	.77
Class F-3 – actual return	1,000.00	1,172.55	3.58	.66
Class F-3 – assumed 5% return	1,000.00	1,021.70	3.34	.66
Class 529-A – actual return	1,000.00	1,170.08	5.86	1.08
Class 529-A – assumed 5% return	1,000.00	1,019.60	5.45	1.08
Class 529-C – actual return	1,000.00	1,165.92	9.85	1.82
Class 529-C – assumed 5% return	1,000.00	1,015.90	9.17	1.82
Class 529-E – actual return	1,000.00	1,169.06	6.89	1.27
Class 529-E – assumed 5% return	1,000.00	1,018.65	6.41	1.27
Class 529-T – actual return	1,000.00	1,171.63	4.45	.82
Class 529-T – assumed 5% return	1,000.00	1,020.90	4.14	.82
Class 529-F-1 – actual return	1,000.00	1,171.19	4.94	.91
Class 529-F-1 – assumed 5% return	1,000.00	1,020.45	4.60	.91
Class 529-F-2 – actual return	1,000.00	1,171.80	4.13	.76
Class 529-F-2 – assumed 5% return	1,000.00	1,021.20	3.84	.76
Class 529-F-3 – actual return	1,000.00	1,172.34	3.96	.73
Class 529-F-3 – assumed 5% return	1,000.00	1,021.35	3.69	.73
Class R-1 – actual return	1,000.00	1,166.38	9.48	1.75
Class R-1 – assumed 5% return	1,000.00	1,016.25	8.82	1.75
Class R-2 – actual return	1,000.00	1,166.30	9.53	1.76
Class R-2 – assumed 5% return	1,000.00	1,016.20	8.87	1.76
Class R-2E – actual return	1,000.00	1,167.99	7.91	1.46
Class R-2E – assumed 5% return	1,000.00	1,017.70	7.36	1.46
Class R-3 – actual return	1,000.00	1,168.80	7.10	1.31
Class R-3 – assumed 5% return	1,000.00	1,018.45	6.61	1.31
Class R-4 – actual return	1,000.00	1,170.60	5.48	1.01
Class R-4 – assumed 5% return	1,000.00	1,019.95	5.10	1.01
Class R-5E – actual return	1,000.00	1,171.74	4.40	.81
Class R-5E – assumed 5% return	1,000.00	1,020.95	4.09	.81
Class R-5 – actual return	1,000.00	1,172.45	3.86	.71
Class R-5 – assumed 5% return	1,000.00	1,021.45	3.59	.71
Class R-6 – actual return	1,000.00	1,172.62	3.58	.66
Class R-6 – assumed 5% return	1,000.00	1,021.70	3.34	.66

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

44	SMALLCAP World Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

SMALLCAP World Fund	45

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46	SMALLCAP World Fund

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SMALLCAP World Fund	47

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48	SMALLCAP World Fund

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SMALLCAP World Fund	49

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50	SMALLCAP World Fund

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SMALLCAP World Fund	51

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Dechert LLP

45 Fremont Street, 26th Floor

San Francisco, CA 94105-2223

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	SMALLCAP World Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 84% of 10-year periods and 97% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2023. Thirteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from -1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: May 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_______
Walter R. Burkley, Principal Executive Officer

Date: May 31, 2024

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: May 31, 2024